UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-03364
GREAT-WEST FUNDS, INC.
(Exact name of registrant as specified in charter)
8515 E. Orchard Road, Greenwood Village, Colorado 80111
(Address of principal executive offices)
Jonathan D. Kreider
President and Chief Executive Officer
Great-West Funds, Inc.
8515 E. Orchard Road
Greenwood Village, Colorado 80111
(Name and address of agent for service)
Registrant's telephone number, including area code: (866) 831-7129
Date of fiscal year end: December 31
Date of reporting period: June 30, 2022

Item 1. REPORTS TO STOCKHOLDERS
GREAT-WEST FUNDS, INC.
Great-West Multi-Sector Bond Fund
(Institutional Class and Investor Class)
Semi-Annual Report
June 30, 2022
This report and the financial statements attached are submitted for general information and are not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus. Nothing herein is to be considered an offer of the sale of shares of the Fund. Such offering is made only by the prospectus of the Fund, which includes details as to offering price and other information.

Summary of Investments by Ratings as of June 30, 2022 (unaudited)
Rating	Percentage of Fund Investments
Aaa	1.13%
Aa1	11.48
Aa2	0.43
Aa3	0.49
A1	0.13
A2	1.79
A3	1.19
Baa1	2.76
Baa2	8.33
Baa3	11.47
Ba1	4.42
Ba2	4.09
Ba3	4.56
B1	2.83
B2	2.38
B3	3.24
CCC, CC, C	3.77
Equities	1.78
Not Rated	30.18
Short Term Investments	3.55
Total	100.00%
Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2022 to June 30, 2022).
Actual Expenses
The first row of the table below provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The second row of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second row of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.
	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(01/01/22)	(06/30/22)	(01/01/22 – 06/30/22)
Institutional Class
Actual	$1,000.00	$ 891.20	$2.58
Hypothetical (5% return before expenses)	$1,000.00	$1,022.10	$2.76
Investor Class
Actual	$1,000.00	$ 889.60	$4.22
Hypothetical (5% return before expenses)	$1,000.00	$1,020.30	$4.51
* Expenses are equal to the Fund's annualized expense ratio of 0.55% for the Institutional Class shares and 0.90% for the Investor Class shares, multiplied by the average account value over the period, multiplied by 181/365 days to reflect the one-half year period.
Performance does not include any fees or expenses of variable insurance contracts, IRAs, qualified retirement plans or college savings programs, if applicable. If such fees or expenses were included, returns would be lower.

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
ASSET-BACKED SECURITIES
Non-Agency — 15.48%
	ACC Trust(b)
	Series 2021-1 Class C
$ 830,000	2.08%, 12/20/2024	$ 807,817
	Series 2022-1 Class C
1,015,000	3.24%, 10/20/2025	960,981
100,000	Affirm Asset Securitization Trust(b) Series 2021-B Class C 1.40%, 08/17/2026	90,752
865,000	Aligned Data Centers Issuer LLC(b) Series 2021-1A Class A2 1.94%, 08/15/2046	764,178
	American Credit Acceptance Receivables Trust(b)
	Series 2019-3 Class D
349,658	2.89%, 09/12/2025	349,032
	Series 2022-1 Class D
200,000	2.46%, 03/13/2028	185,275
	Series 2022-1 Class E
855,000	3.64%, 03/13/2028	782,634
247,088	American Homes 4 Rent(b) Series 2015-SFR1 Class A 3.47%, 04/17/2052	241,962
	AmeriCredit Automobile Receivables Trust
	Series 2019-2 Class D
720,000	2.99%, 06/18/2025	707,412
	Series 2019-3 Class D
330,000	2.58%, 09/18/2025	321,941
	Series 2020-3 Class D
85,000	1.49%, 09/18/2026	79,782
	AMSR Trust(b)
	Series 2020-SFR2 Class D
540,000	3.28%, 07/17/2037	509,932
	Series 2021-SFR2 Class C
150,000	1.88%, 08/17/2038	131,373
	Series 2021-SFR3 Class D
520,000	2.18%, 10/17/2038	459,742
	Aqua Finance Trust(b)
	Series 2019-A Class C
970,000	4.01%, 07/16/2040	930,540
	Series 2020-AA Class D
620,000	7.15%, 07/17/2046	599,774
	Series 2021-A Class B
110,000	2.40%, 07/17/2046	94,003
756,525	Arbys Funding LLC(b) Series 2020-1A Class A2 3.24%, 07/30/2050	679,692
865,000	Avant Credit Card Master Trust(b) Series 2021-1A Class A 1.37%, 04/15/2027	790,074
	Avid Automobile Receivables Trust(b)
	Series 2019-1 Class C
1,160,000	3.14%, 07/15/2026	1,150,559
	Series 2019-1 Class D
715,000	4.03%, 07/15/2026	709,928
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2021-1 Class E
$ 345,000	3.39%, 04/17/2028	$ 308,307
	Avis Budget Rental Car Funding AESOP LLC(b)
	Series 2019-2A Class A
105,000	3.35%, 09/22/2025	103,208
	Series 2019-2A Class D
830,000	3.04%, 09/22/2025	772,352
	Series 2020-1A Class B
105,000	2.68%, 08/20/2026	97,628
	Series 2020-2A Class A
495,000	2.02%, 02/20/2027	454,652
	Series 2020-2A Class B
205,000	2.96%, 02/20/2027	192,351
	Series 2020-2A Class C
145,000	4.25%, 02/20/2027	139,096
	Series 2021-2A Class C
160,000	2.35%, 02/20/2028	139,971
375,000	Bayview Opportunity Master Fund IVa Trust(b)(c) Series 2017-SPL5 Class B1 4.00%, 06/28/2057	369,222
615,000	BHG Securitization Trust(b) Series 2022-A Class B 2.70%, 02/20/2035	562,715
190,000	Brex Commercial Charge Card Master Trust(b) Series 2021-1 Class A 2.09%, 07/15/2024	186,336
	Business Jet Securities LLC(b)
	Series 2020-1A Class A
90,983	2.98%, 11/15/2035	83,467
	Series 2021-1A Class B
79,524	2.92%, 04/15/2036	71,050
863,475	Cajun Global LLC(b) Series 2021-1 Class A2 3.93%, 11/20/2051	782,180
391,575	CAL Funding IV Ltd(b) Series 2020-1A Class A 2.22%, 09/25/2045	353,000
	CarMax Auto Owner Trust
	Series 2019-3 Class D
320,000	2.85%, 01/15/2026	313,577
	Series 2020-1 Class D
240,000	2.64%, 07/15/2026	232,656
	Series 2020-3 Class D
200,000	2.53%, 01/15/2027	192,026
	Series 2020-4 Class D
175,000	1.75%, 04/15/2027	164,075
	Series 2022-1 Class D
100,000	2.47%, 07/17/2028	92,969
	Carvana Auto Receivables Trust
	Series 2019-2A Class D
835,000	3.28%, 01/15/2025(b)	830,621
	Series 2019-3A Class E
815,000	4.60%, 07/15/2026(b)	810,121
	Series 2021-P4 Class C
135,000	2.33%, 02/10/2028	116,087

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 556,905	CF Hippolyta LLC(b) Series 2020-1 Class A1 1.69%, 07/15/2060	$ 504,631
357,112	CLI Funding VI LLC(b) Series 2020-3A Class A 2.07%, 10/18/2045	322,020
272,888	CLI Funding VIII LLC(b) Series 2021-1A Class A 1.64%, 02/18/2046	240,665
	College Ave Student Loans LLC(b)
	Series 2021-A Class C
110,000	2.92%, 07/25/2051	100,521
	Series 2021-C Class D
100,000	4.11%, 07/26/2055	87,438
	Commonbond Student Loan Trust(b)
	Series 2019-AGS Class B
139,979	3.04%, 01/25/2047	131,751
	Series 2020-1 Class A
162,024	1.69%, 10/25/2051	143,404
	CoreVest American Finance Trust(b)
	Series 2018-2 Class A
222,956	4.03%, 11/15/2052	222,257
	Series 2019-3 Class A
218,870	2.71%, 10/15/2052	210,665
	Series 2019-3 Class B
145,000	3.16%, 10/15/2052	129,502
	Series 2019-3 Class C
235,000	3.27%, 10/15/2052	204,857
	Series 2020-2 Class C
100,000	4.75%, 05/15/2052(c)	94,732
	Series 2021-1 Class C
105,000	2.80%, 04/15/2053	87,175
	Series 2021-2 Class C
205,000	2.48%, 07/15/2054	163,655
	Series 2021-3 Class D
105,000	3.47%, 10/15/2054	86,675
95,060	CPS Auto Receivables Trust(b) Series 2020-C Class C 1.71%, 08/17/2026	94,451
	Credit Acceptance Auto Loan Trust(b)
	Series 2019-3A Class C
275,000	3.06%, 03/15/2029	270,938
	Series 2020-1A Class C
300,000	2.59%, 06/15/2029	292,382
	Series 2020-2A Class C
250,000	2.73%, 11/15/2029	241,216
	Series 2020-3A Class C
290,000	2.28%, 02/15/2030	271,444
	Series 2021-2A Class C
250,000	1.64%, 06/17/2030	229,127
	Series 2021-3A Class C
250,000	1.63%, 09/16/2030	229,133
	DB Master Finance LLC(b)
	Series 2017-1A Class A2II
157,988	4.03%, 11/20/2047	151,189
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-1A Class A23
$ 194,500	4.35%, 05/20/2049	$ 181,323
	Series 2021-1A Class A2II
477,600	2.49%, 11/20/2051	411,426
	Dell Equipment Finance Trust(b)
	Series 2020-2 Class C
100,000	1.37%, 01/22/2024	97,629
	Series 2020-2 Class D
105,000	1.92%, 03/23/2026	102,927
610,000	Dext LLC(b) Series 2020-1 Class D 7.21%, 02/15/2028	576,377
348,408	Diamond Resorts Owner Trust(b) Series 2021-1A Class B 2.05%, 11/21/2033	326,395
	Domino's Pizza Master Issuer LLC(b)
	Series 2017-1A Class 23
330,338	4.12%, 07/25/2047	315,649
	Series 2018-1A Class A2II
67,550	4.33%, 07/25/2048	65,416
	Series 2019-1A Class A2
336,260	3.67%, 10/25/2049	304,351
	Series 2021-1A Class A2I
787,050	2.66%, 04/25/2051	686,023
	Drive Auto Receivables Trust
	Series 2018-3 Class D
29,042	4.30%, 09/16/2024	29,102
	Series 2020-1 Class D
230,000	2.70%, 05/17/2027	226,518
	DT Auto Owner Trust(b)
	Series 2019-3A Class D
175,000	2.96%, 04/15/2025	173,784
	Series 2021-2A Class D
155,000	1.50%, 02/16/2027	144,099
	Series 2022-1A Class D
545,000	3.40%, 12/15/2027	515,508
182,006	Education Funding Trust Trust(b) Series 2020-A Class A 2.79%, 07/25/2041	173,016
126,146	EDvestinU Private Education Loan Issue No 3 LLC(b) Series 2021-A Class A 1.80%, 11/25/2045	112,007
83,640	Elara HGV Timeshare Issuer LLC(b) Series 2021-A Class C 2.09%, 08/27/2035	76,499
	ELFI Graduate Loan Program LLC(b)
	Series 2019-A Class A
159,868	2.54%, 03/25/2044	152,307
	Series 2021-A Class B
96,840	2.09%, 12/26/2046(c)	86,593

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Exeter Automobile Receivables Trust
	Series 2019-1A Class D
$ 565,869	4.13%, 12/16/2024(b)	$ 567,397
	Series 2019-2A Class E
950,000	4.68%, 05/15/2026(b)	951,774
	Series 2019-3A Class C
33,225	2.79%, 05/15/2024(b)	33,222
	Series 2019-4A Class D
960,000	2.58%, 09/15/2025(b)	948,248
	Series 2020-2A Class D
305,000	4.73%, 04/15/2026(b)	306,167
	Series 2020-3A Class D
115,000	1.73%, 07/15/2026	111,750
	Series 2022-2A Class D
100,000	4.56%, 07/17/2028	95,014
820,000	FAT Brands Royalty LLC(b) Series 2021-1A Class A2 4.75%, 04/25/2051	791,328
	First Investors Auto Owner Trust(b)
	Series 2019-2A Class D
120,000	2.80%, 12/15/2025	118,023
	Series 2022-1A Class D
200,000	3.79%, 06/15/2028	188,386
	FirstKey Homes Trust(b)
	Series 2020-SFR1 Class B
495,000	1.74%, 08/17/2037	461,137
	Series 2020-SFR1 Class D
200,000	2.24%, 08/17/2037	185,030
	Series 2020-SFR1 Class E
100,000	2.79%, 08/17/2037	91,760
	Series 2020-SFR2 Class B
915,000	1.57%, 10/19/2037	833,073
	Series 2020-SFR2 Class D
775,000	1.97%, 10/19/2037	707,484
	Series 2021-SFR1 Class D
1,015,000	2.19%, 08/17/2038	894,704
	Series 2021-SFR1 Class E1
335,000	2.39%, 08/17/2038	291,004
	Series 2021-SFR2 Class E1
180,000	2.26%, 09/17/2038	155,374
	Series 2021-SFR2 Class E2
140,000	2.36%, 09/17/2038	119,261
	Series 2022-SFR2 Class D
205,000	4.50%, 07/17/2039	193,982
	Flagship Credit Auto Trust(b)
	Series 2019-3 Class D
210,000	2.86%, 12/15/2025	204,487
	Series 2019-4 Class D
385,000	3.12%, 01/15/2026	373,540
	Series 2020-1 Class D
645,000	2.48%, 03/16/2026	619,005
	Series 2020-4 Class D
240,000	2.18%, 02/16/2027	230,114
	Series 2021-2 Class D
210,000	1.59%, 06/15/2027	191,226
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 815,000	Ford Credit Auto Owner Trust Series 2020-C Class A3 0.41%, 07/15/2025	$ 797,470
41,829	Foundation Finance Trust(b) Series 2017-1A Class A 3.30%, 07/15/2033	41,855
230,000	Foursight Capital Automobile Receivables Trust(b) Series 2021-2 Class D 1.92%, 09/15/2027	215,206
	Freedom Financial Trust(b)
	Series 2021-2 Class C
100,000	1.94%, 06/19/2028	96,987
	Series 2021-3FP Class D
255,000	2.37%, 11/20/2028	228,086
	Series 2022-1FP Class D
165,000	3.35%, 03/19/2029	157,469
	FRTKL Trust(b)
	Series 2021-SFR1 Class E1
100,000	2.37%, 09/17/2038	86,907
	Series 2021-SFR1 Class E2
100,000	2.52%, 09/17/2038	86,617
	GLS Auto Receivables Issuer Trust(b)
	Series 2019-4A Class D
1,545,000	4.09%, 08/17/2026	1,507,531
	Series 2020-1A Class C
340,000	2.72%, 11/17/2025	333,235
	Series 2020-2A Class B
875,000	3.16%, 06/16/2025	873,635
	Series 2020-3A Class E
1,705,000	4.31%, 07/15/2027	1,658,777
	Series 2021-1A Class D
965,000	1.68%, 01/15/2027	913,237
	Series 2021-2A Class D
345,000	1.42%, 04/15/2027	315,389
	Series 2022-2A Class D
770,000	6.15%, 04/17/2028	766,719
540,000	GM Financial Consumer Automobile Receivables Trust Series 2021-1 Class A3 0.35%, 10/16/2025	526,678
100,000	GMF Floorplan Owner Revolving Trust(b) Series 2020-1 Class C 1.48%, 08/15/2025	96,775
758,450	Hardee's Funding LLC(b) Series 2020-1A Class A2 3.98%, 12/20/2050	688,761
	Hertz Vehicle Financing III LLC(b)
	Series 2022-1A Class D
400,000	4.85%, 06/25/2026	357,760
	Series 2022-3A Class D
400,000	6.31%, 03/25/2025	383,840
584,110	HIN Timeshare Trust(b) Series 2020-A Class C 3.42%, 10/09/2039	547,419

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Home Partners of America Trust(b)
	Series 2019-1 Class D
$ 165,152	3.41%, 09/17/2039	$ 149,418
	Series 2019-2 Class D
125,830	3.12%, 10/19/2039	110,049
	Series 2020-2 Class A
246,069	1.53%, 01/17/2041	214,192
	Series 2021-1 Class E
90,714	2.58%, 09/17/2041	76,297
525,211	Horizon Aircraft Finance III Ltd(b) Series 2019-2 Class A 3.43%, 11/15/2039	455,124
1,050,000	Hotwire Funding LLC(b) Series 2021-1 Class C 4.46%, 11/20/2051	912,182
	HPEFS Equipment Trust(b)
	Series 2019-1A Class C
27,972	2.49%, 09/20/2029	27,972
	Series 2020-1A Class D
315,000	2.26%, 02/20/2030	311,069
	Series 2020-2A Class C
100,000	2.00%, 07/22/2030	99,232
	Series 2021-1A Class D
150,000	1.03%, 03/20/2031	141,728
	Series 2022-1A Class D
165,000	2.40%, 11/20/2029	154,103
825,850	Jack in the Box Funding LLC(b) Series 2022-1A Class A2I 3.45%, 02/26/2052	753,292
637,795	Jersey Mike's Funding(b) Series 2019-1A Class A2 4.43%, 02/15/2050	606,861
134,197	JPMorgan Chase Bank NA(b) Series 2021-1 Class D 1.17%, 09/25/2028	129,733
295,939	Laurel Road Prime Student Loan Trust(b) Series 2020-A Class A2FX 1.40%, 11/25/2050	276,092
825,000	Lendmark Funding Trust(b) Series 2021-1A Class A 1.90%, 11/20/2031	715,392
	MAPS Ltd(b)
	Series 2018-1A Class A
448,415	4.21%, 05/15/2043	415,431
	Series 2021-1A Class A
867,714	2.52%, 06/15/2046	752,956
	Mariner Finance Issuance Trust(b)
	Series 2019-AA Class A
995,000	2.96%, 07/20/2032	987,222
	Series 2020-AA Class A
770,000	2.19%, 08/21/2034	739,626
	Marlette Funding Trust(b)
	Series 2021-2A Class C
100,000	1.50%, 09/15/2031	93,136
	Series 2021-3A Class C
145,000	1.81%, 12/15/2031	128,934
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,150,000	Mercury Financial Credit Card Master Trust(b) Series 2021-1A Class A 1.54%, 03/20/2026	$ 1,094,169
122,493	Merlin Aviation Holdings Designated Activity Co(b)(d) Series 2016-1 Class A 4.50%, 12/15/2032	98,356
	Mission Lane Credit Card Master Trust(b)
	Series 2021-A Class A
1,100,000	1.59%, 09/15/2026	1,059,332
	Series 2021-A Class B
100,000	2.24%, 09/15/2026	96,505
	MVW Owner Trust(b)
	Series 2016-1A Class A
276,825	2.25%, 12/20/2033	275,686
	Series 2019-1A Class C
30,609	3.33%, 11/20/2036	29,046
	Series 2021-2A Class C
623,440	2.23%, 05/20/2039	568,809
	Navient Private Education Refi Loan Trust(b)
	Series 2019-GA Class B
100,000	3.08%, 10/15/2068	93,205
	Series 2020-HA Class A
55,512	1.31%, 01/15/2069	51,739
	Series 2021-EA Class B
115,000	2.03%, 12/16/2069	94,096
	Series 2021-FA Class B
265,000	2.12%, 02/18/2070	202,415
197,540	Navient Private Education Refi Loan Trust (b) Series 2021-A Class A 0.84%, 05/15/2069	180,813
694,750	NBC Funding LLC(b) Series 2021-1 Class A2 2.99%, 07/30/2051	616,168
155,906	Oasis Securitization Funding LLC(b) Series 2021-1A Class A 2.58%, 02/15/2033	154,083
915,000	Octane Receivables Trust(b) Series 2020-1A Class B 1.98%, 06/20/2025	881,375
	OneMain Financial Issuance Trust(b)
	Series 2018-2A Class A
120,000	3.57%, 03/14/2033	117,968
	Series 2020-1A Class B
290,000	4.83%, 05/14/2032	290,728
	Series 2020-2A Class A
355,000	1.75%, 09/14/2035	316,122
	Series 2021-1A Class D
270,000	2.47%, 06/16/2036	227,898
	Series 2022-S1 Class D
270,000	5.20%, 05/14/2035	264,352
	Planet Fitness Master Issuer LLC(b)
	Series 2018-1A Class A2II
192,500	4.67%, 09/05/2048	187,199

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2019-1A Class A2
$ 277,875	3.86%, 12/05/2049	$ 247,039
	Prestige Auto Receivables Trust(b)
	Series 2018-1A Class D
1,215,000	4.14%, 10/15/2024	1,215,502
	Series 2019-1A Class D
980,000	3.01%, 08/15/2025	969,938
	Series 2020-1A Class E
235,000	3.67%, 02/15/2028	230,480
	Progress Residential Trust(b)
	Series 2019-SFR4 Class D
275,000	3.14%, 10/17/2036	266,769
	Series 2020-SFR3 Class E
145,000	2.30%, 10/17/2027	130,443
	Series 2021-SFR2 Class D
805,000	2.20%, 04/19/2038	718,055
	Series 2021-SFR2 Class E1
345,000	2.55%, 04/19/2038	305,856
	Series 2021-SFR3 Class E1
125,000	2.54%, 05/17/2026	108,814
	Series 2021-SFR3 Class E2
105,000	2.69%, 05/17/2026	91,058
	Series 2021-SFR4 Class E1
100,000	2.41%, 05/17/2038	89,074
	Series 2021-SFR4 Class E2
100,000	2.56%, 05/17/2038	88,473
	Series 2021-SFR5 Class E1
145,000	2.21%, 07/17/2038	125,373
	Series 2021-SFR5 Class E2
100,000	2.36%, 07/17/2038	86,026
	Series 2021-SFR6 Class C
505,000	1.86%, 07/17/2038	445,224
	Series 2021-SFR6 Class E1
185,000	2.43%, 07/17/2038	159,698
	Series 2021-SFR6 Class E2
100,000	2.53%, 07/17/2038	85,651
	Series 2021-SFR7 Class E1
205,000	2.59%, 08/17/2040	168,576
	Series 2021-SFR7 Class E2
100,000	2.64%, 08/17/2040	80,095
	Series 2021-SFR9 Class E1
100,000	2.81%, 11/17/2040	80,214
	Series 2022-SFR3 Class A
590,000	3.20%, 04/17/2039	556,767
980,000	Purchasing Power Funding LLC(b) Series 2021-A Class B 1.92%, 10/15/2025	928,298
441,464	RCO VII Mortgage LLC(b)(d) Series 2021-2 Class A1 2.12%, 09/25/2026	420,511
610,000	Republic Finance Issuance Trust(b) Series 2020-A Class A 2.47%, 11/20/2030	586,586
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Santander Drive Auto Receivables Trust
	Series 2019-3 Class D
$ 385,000	2.68%, 10/15/2025	$ 384,071
	Series 2020-1 Class C
110,000	4.11%, 12/15/2025	110,056
	Series 2020-1 Class D
200,000	5.35%, 03/15/2028	201,906
	Series 2020-2 Class D
95,000	2.22%, 09/15/2026	92,972
	Series 2020-4 Class D
80,000	1.48%, 01/15/2027	77,096
	Series 2021-1 Class D
405,000	1.13%, 11/16/2026	388,030
	Series 2021-3 Class D
660,000	1.33%, 09/15/2027	623,877
135,000	SCF Equipment Leasing LLC(b) Series 2022-1A Class D 3.79%, 11/20/2031	126,344
	Sierra Timeshare Receivables Funding LLC(b)
	Series 2019-2A Class C
89,729	3.12%, 05/20/2036	86,076
	Series 2019-3A Class C
61,535	3.00%, 08/20/2036	58,697
	Series 2021-1A Class C
54,389	1.79%, 11/20/2037	50,527
622,191	S-Jets Ltd(b) Series 2017-1 Class A 3.97%, 08/15/2042	546,474
632,812	Slam Ltd(b) Series 2021-1A Class A 2.43%, 06/15/2046	545,687
	SMB Private Education Loan Trust(b)
	Series 2015-C Class B
100,000	3.50%, 09/15/2043	95,640
	Series 2018-C Class B
100,000	4.00%, 11/17/2042	96,132
	Series 2019-B Class A2A
627,961	2.84%, 06/15/2037	607,974
	Series 2020-A Class A2A
77,882	2.23%, 09/15/2037	74,338
	Series 2021-A Class A2A2
184,587	2.05%, 01/15/2053(e) 1-mo. LIBOR + 0.73%	179,405
	Series 2021-D Class B
200,000	2.31%, 03/17/2053	166,271
	SoFi Consumer Loan Program Trust(b)
	Series 2019-4 Class C
274,453	2.84%, 08/25/2028	273,380
	Series 2021-1 Class D
100,000	2.04%, 09/25/2030	92,174
100,000	SoFi Professional Loan Program LLC(b)(c) Series 2017-A Class C 4.43%, 03/26/2040	98,411

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Taco Bell Funding LLC(b)
	Series 2016-1A Class A23
$ 541,500	4.97%, 05/25/2046	$ 537,992
	Series 2021-1A Class A2II
601,975	2.29%, 08/25/2051	504,777
329,377	TIF Funding II LLC(b) Series 2021-1A Class A 1.65%, 02/20/2046	283,287
	Tricon American Homes Trust(b)
	Series 2019-SFR1 Class C
1,740,000	3.15%, 03/17/2038	1,655,496
	Series 2019-SFR1 Class D
115,000	3.20%, 03/17/2038	108,485
	Series 2020-SFR1 Class D
230,000	2.55%, 07/17/2038	211,677
	Series 2020-SFR2 Class D
895,000	2.28%, 11/17/2039	760,967
	Series 2020-SFR2 Class E1
225,000	2.73%, 11/17/2039	192,014
490,000	Tricon Residential Trust(b) Series 2021-SFR1 Class B 2.24%, 07/17/2038	443,032
634,562	Triton Container Finance VIII LLC(b) Series 2021-1A Class A 1.86%, 03/20/2046	552,262
	VCAT LLC(b)(d)
	Series 2021-NPL1 Class A1
82,049	2.29%, 12/26/2050	78,995
	Series 2021-NPL3 Class A1
371,528	1.74%, 05/25/2051	347,935
	Series 2021-NPL4 Class A1
805,688	1.87%, 08/25/2051	755,395
	Series 2021-NPL5 Class A1
482,243	1.87%, 08/25/2051	455,522
	Series 2021-NPL6 Class A1
767,264	1.92%, 09/25/2051	719,898
1,100,000	VFI LLC(b) Series 2022-1A Class B 3.04%, 07/24/2028	1,050,094
268,078	VOLT C LLC(b)(d) Series 2021-NPL9 Class A1 1.99%, 05/25/2051	254,204
363,995	VOLT CVI LLC(b)(d) Series 2021-NP12 Class A1 2.73%, 12/26/2051	342,108
791,784	VOLT XCII LLC(b)(d) Series 2021-NPL1 Class A1 1.89%, 02/27/2051	751,506
396,907	VOLT XCIII LLC(b)(d) Series 2021-NPL2 Class A1 1.89%, 02/27/2051	375,997
522,716	VOLT XCIV LLC(b)(d) Series 2021-NPL3 Class A1 2.24%, 02/27/2051	496,483
249,982	VOLT XCV LLC(b)(d) Series 2021-NPL4 Class A1 2.24%, 03/27/2051	238,313
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 237,402	VOLT XCVI LLC(b)(d) Series 2021-NPL5 Class A1 2.12%, 03/27/2051	$ 226,580
542,817	VOLT XCVII LLC(b)(d) Series 2021-NPL6 Class A1 2.24%, 04/25/2051	516,106
420,402	WAVE Trust(b) Series 2017-1A Class A 3.84%, 11/15/2042	377,402
	Wendy's Funding LLC(b)
	Series 2018-1A Class A2II
128,925	3.88%, 03/15/2048	121,437
	Series 2021-1A Class A2I
336,600	2.37%, 06/15/2051	285,303
	Westlake Automobile Receivables Trust(b)
	Series 2021-1A Class D
785,000	1.23%, 04/15/2026	743,521
	Series 2021-2A Class D
345,000	1.23%, 12/15/2026	321,939
TOTAL ASSET-BACKED SECURITIES — 15.48% (Cost $96,728,817)		$ 90,343,560
BANK LOANS
122,647	Air Canada(e) 4.25%, 08/11/2028 6-mo. LIBOR + 1.31%	112,835
385,087	Alliance Laundry Systems LLC(e) 5.17%, 09/30/2027 1-mo. LIBOR + 3.38%	364,629
250,000	Amentum Government Services Holdings LLC(e) 4.78%, 02/15/2029 3-mo. LIBOR + 2.49%	236,875
221,503	Anchor Glass Container Corp(e) 7.91%, 12/07/2023 3-mo. LIBOR + 5.63%	177,091
395,750	Apex Group Treasury LLC(e) 5.37%, 07/27/2028 1-mo. LIBOR + 3.59%	373,984
375,896	Applied Systems Inc(e) 6.51%, 09/19/2025 3-mo. LIBOR + 4.22%	359,607
	Arcline FM Holdings LLC(e)
372,350	6.91%,06/17/2028 1-mo. LIBOR + 5.12%	349,078
140,000	10.41%,06/17/2029 1-mo. LIBOR + 8.62%	130,900
336,608	Aruba Investments Holdings LLC(e) 5.63%, 10/28/2027 1-mo. LIBOR + 3.85%	311,363
221,625	ASP Navigate Acquisition Corp(e) 6.13%, 09/24/2027 1-mo. LIBOR + 4.35%	209,436

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 357,896	Asurion LLC(e) 4.92%, 07/31/2027 1-mo. LIBOR + 3.13%	$ 338,659
	AthenaHealth Group Inc(e)
43,691	5.12%,01/26/2029 1-mo. LIBOR + 3.34%	40,043
257,779	5.12%,01/27/2029 1-mo. LIBOR + 3.34%	236,255
481,660	Backyard Acquireco Inc(e) 5.62%, 09/25/2027 1-mo. LIBOR + 3.84%	470,221
316,488	Blackhawk Network Holdings Inc(e) 5.05%, 06/15/2025 3-mo. LIBOR + 2.77%	299,477
	Boxer Parent Co Inc(e)
308,488	5.54%,10/02/2025 1-mo. LIBOR + 3.75%	285,351
155,000	7.14%,03/23/2026 1-mo. LIBOR + 5.35%	142,212
306,607	Brookfield WEC Holdings Inc(e) 4.42%, 08/01/2025 1-mo. LIBOR + 2.63%	289,265
776,204	Brown Group Holding LLC(e) 4.17%, 06/07/2028 1-mo. LIBOR + 2.38%	738,364
852,945	BWay Holding Co(e) 4.31%, 04/03/2024 1-mo. LIBOR + 2.53%	800,489
864,219	Caesars Resort Collection LLC(e) 4.42%, 12/23/2024 1-mo. LIBOR + 2.63%	832,891
572,524	Carlisle Foodservice Products Inc(e) 4.67%, 03/20/2025 1-mo. LIBOR + 2.88%	492,370
117,900	Carnival Corp(e) 5.88%, 06/30/2025 3-mo. LIBOR + 3.59%	109,234
175,000	CDK Global Inc(e) 6.32%, 06/09/2029 1-mo. LIBOR + 4.54%	169,969
346,850	Chariot Buyer LLC(e) 5.71%, 10/22/2028 1-mo. LIBOR + 3.93%	314,188
493,756	CHG Healthcare Services(e) 5.29%, 09/29/2028 1-mo. LIBOR + 3.50%	462,896
365,403	Cinemark USA Inc(e) 3.98%, 03/29/2025 3-mo. LIBOR + 1.70%	342,931
317,149	CITGO Petroleum Corp(e) 6.79%, 03/27/2024 1-mo. LIBOR + 5.00%	312,128
291,417	Clarios Global LP(e) 4.92%, 04/30/2026 1-mo. LIBOR + 3.13%	270,289
246,350	CNT Holdings I Corp(e) 5.91%, 10/16/2027 1-mo. LIBOR + 4.12%	233,109
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 587,050	ConnectWise LLC(e) 5.75%, 09/29/2028 3-mo. LIBOR + 3.47%	$ 537,518
196,351	Consolidated Communications Inc(e) 5.19%, 10/02/2027 1-mo. LIBOR + 3.40%	172,789
859,534	Cooper-Standard Automotive Inc(e) 3.67%, 11/02/2023 1-mo. LIBOR + 1.88%	748,869
560,000	Covia Holdings LLC(e) 4.11%, 01/14/2022 1-mo. LIBOR + 2.32%	526,680
351,000	Davis Standard LLC(e) 5.38%, 12/10/2028 1-mo. LIBOR + 3.59%	334,327
	DexKo Global Inc(e)
139,650	5.38%,09/24/2028 1-mo. LIBOR + 3.60%	128,199
25,000	5.38%,10/04/2028 1-mo. LIBOR + 3.60%	22,950
306,910	DG Investment Intermediate Holdings 2 Inc(e) 5.91%, 03/18/2028 1-mo. LIBOR + 4.12%	286,449
700,316	DIRECTV Financing LLC(e) 6.67%, 08/02/2027 1-mo. LIBOR + 4.88%	643,541
	Dun & Bradstreet Corp(e)
459,311	4.87%,02/06/2026 1-mo. LIBOR + 3.09%	432,470
74,813	5.06%,02/08/2026 1-mo. LIBOR + 3.27%	69,576
256,100	DXP Enterprises Inc(e) 6.42%, 12/16/2027 1-mo. LIBOR + 4.63%	245,856
318,483	ECL Entertainment LLC(e) 9.17%, 03/31/2028 1-mo. LIBOR + 7.38%	310,123
822,362	Epicor Software Corp(e) 4.92%, 07/30/2027 1-mo. LIBOR + 3.13%	771,479
445,112	Filtration Group Corp(e) 4.67%, 03/31/2025 1-mo. LIBOR + 2.88%	420,854
459,571	Gainwell Acquisition Corp(e) 6.16%, 08/17/2027 1-mo. LIBOR + 4.37%	434,869
185,000	Garda World Security Corp(e) 5.90%, 10/30/2026 1-mo. LIBOR + 4.11%	170,971
	Generation Bridge II LLC(e)
21,695	7.00%,12/14/2028 1-mo. LIBOR + 5.21%	21,189
175,834	7.00%,12/15/2028 1-mo. LIBOR + 5.21%	171,731
333,250	Grab Holdings Inc(e) 6.63%, 01/20/2026 1-mo. LIBOR + 4.84%	303,674
323,956	Great Outdoors Group LLC(e) 5.67%, 12/01/2027 1-mo. LIBOR + 3.88%	295,474

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 345,625	Greeneden Holdings II LLC(e) 5.67%, 12/01/2027 1-mo. LIBOR + 3.88%	$ 329,381
391,230	Hamilton Projects Acquiror LLC(e) 6.75%, 06/17/2027 3-mo. LIBOR + 4.47%	371,994
356,946	Harbor Freight Tools USA Inc(e) 4.42%, 10/19/2027 1-mo. LIBOR + 2.63%	314,336
530,987	Heartland Dental LLC(e) 5.64%, 04/30/2025 1-mo. LIBOR + 3.85%	530,324
405,083	Herens Holdco SARL(e) 6.25%, 04/29/2028 3-mo. LIBOR + 3.97%	360,119
	Hertz Corp(e)
81,318	5.47%,06/13/2028 1-mo. LIBOR + 3.68%	76,317
427,167	5.47%,06/14/2028 1-mo. LIBOR + 3.68%	400,897
338,494	H-Food Holdings LLC(e) 5.35%, 05/23/2025 1-mo. LIBOR + 3.57%	303,375
274,866	Hunter Holdco 3 Ltd(e) 5.89%, 07/23/2029 1-mo. LIBOR + 4.10%	260,435
986,536	Hyland Software Inc(e) 5.17%, 07/01/2024 1-mo. LIBOR + 3.38%	951,021
833,068	Ineos US Finance LLC(e) 7.16%, 10/29/2027 3-mo. LIBOR + 4.88%	793,497
310,150	Infinite Bidco LLC(e) 5.39%, 02/23/2028 1-mo. LIBOR + 3.60%	286,889
301,550	J&J Ventures Gaming LLC(e) 6.25%, 04/26/2028 3-mo. LIBOR + 3.97%	285,719
450	Jazz Financing SARL(e) 5.17%, 05/05/2028 1-mo. LIBOR + 3.38%	428
	KKR Apple Bidco LLC(e)
502,475	4.90%,09/22/2028 1-mo. LIBOR + 3.11%	473,269
35,000	7.65%,09/21/2029 1-mo. LIBOR + 5.86%	33,425
471,937	Klockner Pentaplast of America Inc(e) 5.55%, 02/12/2026 6-mo. LIBOR + 2.62%	397,607
606,707	LifePoint Health Inc(e) 4.81%, 11/16/2025 1-mo. LIBOR + 3.02%	564,563
	Lightstone HoldCo LLC(e)
831,225	4.99%,01/30/2024 1-mo. LIBOR + 3.20%	741,869
3,037	8.91%,01/30/2024 3-mo. LIBOR + 6.63%	2,787
46,882	7.02%,02/01/2027 3-mo. LIBOR + 4.74%	43,015
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 328,350	Lucid Energy Group II(e) 5.87%, 11/24/2028 1-mo. LIBOR + 4.09%	$ 323,542
343,275	Magenta Buyer LLC(e) 6.23%, 07/27/2028 1-mo. LIBOR + 4.44%	308,375
451,248	Mavis Tire Express Services Topco Corp(e) 5.63%, 05/04/2028 1-mo. LIBOR + 3.84%	419,660
436,700	McGraw-Hill Education Inc(e) 6.66%, 07/21/2028 1-mo. LIBOR + 4.87%	394,122
494,929	Medallion Midland Acquisition LLC(e) 5.42%, 10/18/2028 1-mo. LIBOR + 3.63%	472,038
321,750	Michaels Cos Inc(e) 6.50%, 04/15/2028 3-mo. LIBOR + 4.22%	264,908
455,000	Mileage Plus Holdings Inc(e) 6.87%, 06/25/2027 1-mo. LIBOR + 5.09%	450,023
289,275	NAB Holdings LLC(e) 5.20%, 11/23/2028 3-mo. LIBOR + 2.92%	269,026
288,010	One Call Corp(e) 7.31%, 04/08/2027 1-mo. LIBOR + 5.52%	228,968
517,400	Oryx Midstream Services Permian Basin LLC(e) 5.46%, 05/22/2026 1-mo. LIBOR + 3.68%	489,913
554,216	Packaging Coordinators Midco Inc(e) 5.37%, 09/25/2027 1-mo. LIBOR + 3.59%	518,423
158,149	PAI Holdco Inc(e) 4.99%, 10/28/2027 1-mo. LIBOR + 3.20%	148,858
874,756	Parfums Holding Co Inc(e) 5.67%, 06/30/2024 1-mo. LIBOR + 3.88%	822,271
340,000	Peabody Energy Corp(e) 5.00%, 03/31/2025 3-mo. LIBOR + 2.72%	314,986
290,000	Pegasus BidCo(e) 5.98%, 05/05/2029 1-mo. LIBOR + 4.19%	274,292
580,150	Peraton Corp(e) 5.38%, 02/24/2028 1-mo. LIBOR + 3.60%	543,649
247,338	PetsMart LLC(e) 5.40%, 02/12/2028 1-mo. LIBOR + 3.62%	231,724
	PetVet Care Centers LLC(e)
129,959	4.92%,02/14/2025 1-mo. LIBOR + 3.13%	120,861
483,059	5.97%,02/14/2025 1-mo. LIBOR + 4.18%	454,478
	Phoenix Guarantor Inc(e)
315,944	4.92%,03/05/2026 1-mo. LIBOR + 3.13%	295,342

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 513,373	5.14%,03/05/2026 1-mo. LIBOR + 3.35%	$ 385,030
190,000	Phoenix Newco Inc(e) 5.37%, 08/11/2028 1-mo. LIBOR + 3.59%	178,600
1,145,757	Playa Resorts Holding BV(e) 4.42%, 04/29/2024 1-mo. LIBOR + 2.63%	1,080,448
310,919	Pods LLC(e) 5.12%, 03/19/2028 1-mo. LIBOR + 3.33%	289,543
550,484	Precision Medicine Group LLC(e) 5.25%, 11/18/2027 3-mo. LIBOR + 2.97%	507,821
483,875	Project Ruby Ultimate Parent Corp(e) 4.92%, 03/10/2028 1-mo. LIBOR + 3.13%	451,818
530,987	Proofpoint Inc(e) 4.82%, 08/31/2028 3-mo. LIBOR + 2.54%	492,823
	Pug LLC(e)
633,750	5.17%,02/12/2027 1-mo. LIBOR + 3.38%	575,920
348,250	5.92%,02/12/2027 1-mo. LIBOR + 4.13%	321,261
390,000	Quest Software US Holdings Inc(e) 5.47%, 02/01/2029 3-mo. LIBOR + 3.19%	345,475
405,000	Quikrete Holdings Inc(e) 4.67%, 06/09/2028 1-mo. LIBOR + 2.88%	381,712
160,000	Raptor Acquisition Corp(e) 6.10%, 11/01/2026 1-mo. LIBOR + 4.31%	150,240
466,215	Realpage Inc(e) 5.41%, 02/18/2028 1-mo. LIBOR + 3.62%	428,918
262,350	Rising Tide Holdings Inc(e) 6.42%, 06/01/2028 1-mo. LIBOR + 4.63%	227,589
129,675	Safe Fleet Holdings LLC(e) 5.19%, 02/17/2029 1-mo. LIBOR + 3.41%	120,111
120,000	Scientific Games Holdings LP(e) 4.18%, 04/04/2029 1-mo. LIBOR + 2.39%	110,600
335,090	Sedgwick Claims Management Services Inc(e) 5.42%, 09/03/2026 1-mo. LIBOR + 3.63%	317,666
401,874	Shearers Foods(e) 5.17%, 09/23/2027 1-mo. LIBOR + 3.38%	361,937
	Sophia LP(e)
205,000	6.04%,10/06/2027 1-mo. LIBOR + 4.25%	194,750
372,986	5.53%,10/07/2027 1-mo. LIBOR + 3.74%	347,343
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 335,630	Spectrum Holdings III Corp(e) 4.92%, 01/31/2025 1-mo. LIBOR + 3.13%	$ 307,661
	SRS Distribution Inc(e)
228,275	5.88%,05/20/2028 1-mo. LIBOR + 4.09%	208,586
54,863	4.59%,06/04/2028 1-mo. LIBOR + 2.80%	50,336
304,925	St. George's University Scholastic Services LLC(e) 4.92%, 02/10/2029 1-mo. LIBOR + 3.13%	287,010
459,270	Star US Bidco LLC(e) 6.54%, 03/03/2027 3-mo. LIBOR + 4.25%	437,455
242,550	Sunshine Luxembourg VII SARL(e) 5.54%, 10/02/2026 1-mo. LIBOR + 3.75%	224,055
420,750	Surgery Center Holdings Inc(e) 4.95%, 08/31/2026 1-mo. LIBOR + 3.16%	390,903
356,732	Sweetwater Borrower LLC(e) 6.54%, 08/03/2028 1-mo. LIBOR + 4.75%	305,898
	Transdigm Inc(e)
286,329	4.12%,12/08/2025 1-mo. LIBOR + 2.34%	271,535
242,058	3.92%,12/09/2025 1-mo. LIBOR + 2.13%	229,274
847,840	Traverse Midstream Partners LLC(e) 5.38%, 09/27/2024 1-mo. LIBOR + 3.60%	806,861
379,871	TricorBraun Inc(e) 4.90%, 01/29/2028 1-mo. LIBOR + 3.12%	352,141
271,063	Triton Water Holdings Inc(e) 5.66%, 03/16/2028 1-mo. LIBOR + 3.87%	240,794
617,309	UFC Holdings LLC(e) 3.50%, 04/29/2026 1-mo. LIBOR + 1.71%	573,711
	UKG Inc(e)
465,329	5.04%,05/03/2026 1-mo. LIBOR + 3.25%	436,245
25,000	7.04%,05/03/2027 1-mo. LIBOR + 5.25%	22,922
867	United AirLines Inc(e) 5.72%, 04/14/2028 1-mo. LIBOR + 3.93%	800
378,675	Upstream Newco Inc(e) 6.38%, 11/20/2026 1-mo. LIBOR + 4.59%	346,014
498,759	Viant Medical Holdings Inc(e) 5.42%, 07/02/2025 1-mo. LIBOR + 3.63%	456,053
369,781	Weld North Education LLC(e) 5.37%, 01/27/2028 1-mo. LIBOR + 3.59%	351,292

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Bank Loans — (continued)
$ 483,429	William Morris Endeavor Entertainment LLC(e) 4.21%, 05/18/2025 3-mo. LIBOR + 1.92%	$ 453,617
474,167	Zep Inc(e) 5.79%, 08/11/2024 1-mo. LIBOR + 4.00%	417,267
TOTAL BANK LOANS — 7.91% (Cost $49,180,335)		$ 46,162,488
CORPORATE BONDS AND NOTES
Basic Materials — 3.17%
830,000	Albemarle Corp 5.05%, 06/01/2032	810,562
500,000	Allegheny Technologies Inc 5.88%, 12/01/2027	442,746
200,000	Alpek SAB de CV(b) 3.25%, 02/25/2031	160,352
	Anglo American Capital PLC(b)
620,000	2.63%, 09/10/2030	510,215
400,000	2.88%, 03/17/2031	332,828
590,000	ArcelorMittal SA 6.75%, 03/01/2041	583,713
525,000	Ashland LLC(b) 3.38%, 09/01/2031	427,021
520,000	Barrick Gold Corp 5.80%, 11/15/2034	552,677
870,000	Bayport Polymers LLC(b) 5.14%, 04/14/2032	840,647
	Braskem Netherlands Finance BV(b)
600,000	4.50%, 01/31/2030	511,728
400,000	5.88%, 01/31/2050(f)	315,964
575,000	Cleveland-Cliffs Inc(b) 6.75%, 03/15/2026	570,687
590,000	Eldorado Gold Corp(b) 6.25%, 09/01/2029	481,203
	First Quantum Minerals Ltd(b)
1,815,000	7.50%, 04/01/2025	1,716,013
200,000	6.88%, 03/01/2026	184,200
285,000	6.88%, 10/15/2027	254,807
170,000	FMC Corp 3.45%, 10/01/2029	154,216
550,000	FMG Resources Pty Ltd(b) 4.38%, 04/01/2031	448,877
	Freeport-McMoRan Inc
295,000	4.13%, 03/01/2028	273,840
155,000	4.38%, 08/01/2028	144,765
305,000	4.25%, 03/01/2030	277,531
230,000	4.63%, 08/01/2030(f)	213,389
460,000	5.40%, 11/14/2034	448,919
690,000	5.45%, 03/15/2043	638,284
	Glencore Funding LLC(b)
1,945,000	4.88%, 03/12/2029	1,891,595
165,000	2.85%, 04/27/2031	136,227
270,000	INEOS Quattro Finance 2 PLC(b) 3.38%, 01/15/2026	226,730
Principal Amount(a)		Fair Value
Basic Materials — (continued)
$ 780,000	International Flavors & Fragrances Inc(b) 2.30%, 11/01/2030	$ 641,044
740,000	Inversiones CMPC SA(b) 3.85%, 01/13/2030	649,350
310,000	Newcrest Finance Pty Ltd(b) 3.25%, 05/13/2030	273,876
165,000	Novelis Corp(b) 4.75%, 01/30/2030	137,145
645,000	Orbia Advance Corp SAB de CV(b) 2.88%, 05/11/2031	517,613
100,000	Reliance Steel & Aluminum Co 2.15%, 08/15/2030	81,023
	SPCM SA(b)
200,000	3.13%, 03/15/2027	168,468
200,000	3.38%, 03/15/2030	156,500
	Suzano Austria GmbH
350,000	2.50%, 09/15/2028	284,375
555,000	3.75%, 01/15/2031	448,163
890,000	Taseko Mines Ltd(b) 7.00%, 02/15/2026	757,492
545,000	Teck Resources Ltd 6.13%, 10/01/2035	577,562
105,000	Volcan Cia Minera SAA(b) 4.38%, 02/11/2026	91,403
245,000	WR Grace Holdings LLC(b) 5.63%, 08/15/2029	180,381
		18,514,131
Communications — 6.20%
420,000	Altice France Holding SA(b)(f) 6.00%, 02/15/2028	298,112
200,000	Altice France SA(b) 5.13%, 01/15/2029	151,522
200,000	Block Communications Inc(b) 4.88%, 03/01/2028	169,000
570,000	Cable Onda SA(b) 4.50%, 01/30/2030	478,447
	CCO Holdings LLC / CCO Holdings Capital Corp
60,000	5.38%, 06/01/2029(b)	53,630
775,000	4.75%, 03/01/2030(b)	662,819
575,000	4.50%, 08/15/2030(b)	477,410
970,000	4.25%, 02/01/2031(b)	790,550
90,000	4.75%, 02/01/2032(b)	73,692
45,000	4.50%, 05/01/2032	36,436
1,010,000	4.25%, 01/15/2034(b)	780,225
	Charter Communications Operating LLC / Charter Communications Operating Capital
450,000	2.80%, 04/01/2031	360,386
70,000	2.30%, 02/01/2032	52,964
115,000	4.40%, 04/01/2033	102,676
765,000	5.13%, 07/01/2049	633,207
2,220,000	4.80%, 03/01/2050	1,759,039
695,000	4.40%, 12/01/2061	499,850
880,000	3.95%, 06/30/2062	587,870

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Communications — (continued)
$ 730,000	Clear Channel Worldwide Holdings Inc(b) 5.13%, 08/15/2027	$ 616,361
	CommScope Inc(b)
530,000	7.13%, 07/01/2028	402,842
735,000	4.75%, 09/01/2029	592,921
215,000	CommScope Technologies LLC(b) 5.00%, 03/15/2027	158,949
	CSC Holdings LLC(b)
680,000	5.38%, 02/01/2028	588,200
710,000	5.75%, 01/15/2030	516,546
2,435,000	4.63%, 12/01/2030	1,628,382
690,000	CT Trust(b) 5.13%, 02/03/2032	552,862
	DISH DBS Corp
525,000	7.75%, 07/01/2026	409,237
1,505,000	5.25%, 12/01/2026(b)	1,179,679
495,000	5.13%, 06/01/2029	300,782
	Expedia Group Inc
75,000	4.63%, 08/01/2027	72,057
400,000	3.80%, 02/15/2028	364,543
920,000	3.25%, 02/15/2030	767,261
400,000	2.95%, 03/15/2031	318,159
80,000	Frontier Communications Holdings LLC(b) 8.75%, 05/15/2030	80,879
600,000	Go Daddy Operating Co LLC / Go Daddy Finance Co Inc(b) 3.50%, 03/01/2029	505,854
	iHeartCommunications Inc
320,000	8.38%, 05/01/2027(f)	254,298
400,000	5.25%, 08/15/2027(b)	342,332
200,000	4.75%, 01/15/2028(b)	164,816
	Lamar Media Corp
70,000	3.75%, 02/15/2028	62,141
70,000	4.00%, 02/15/2030	58,776
	Level 3 Financing Inc(b)
90,000	4.63%, 09/15/2027	76,725
390,000	4.25%, 07/01/2028	312,487
280,000	3.63%, 01/15/2029	215,895
460,000	Lumen Technologies Inc 5.63%, 04/01/2025	436,209
600,000	McGraw-Hill Education Inc(b) 8.00%, 08/01/2029	486,000
460,000	Millennium Escrow Corp(b) 6.63%, 08/01/2026	371,247
	Motorola Solutions Inc
377,000	4.60%, 02/23/2028	364,597
175,000	4.60%, 05/23/2029	167,431
	Netflix Inc
300,000	EUR, 3.63%, 05/15/2027	294,109
210,000	4.88%, 04/15/2028	197,620
490,000	5.88%, 11/15/2028	479,078
395,000	6.38%, 05/15/2029	398,930
100,000	5.38%, 11/15/2029(b)	94,500
1,215,000	4.88%, 06/15/2030(b)(f)	1,112,023
460,000	Nexstar Media Inc(b)(f) 4.75%, 11/01/2028	394,450
Principal Amount(a)		Fair Value
Communications — (continued)
	Northwest Fiber LLC / Northwest Fiber Finance Sub Inc(b)
$ 130,000	4.75%, 04/30/2027	$ 107,062
315,000	10.75%, 06/01/2028	280,284
	Paramount Global
120,000	4.20%, 06/01/2029(f)	112,787
605,000	4.95%, 01/15/2031	575,966
25,000	Sirius XM Radio Inc(b) 5.50%, 07/01/2029	22,781
	SoftBank Group Corp
400,000	4.63%, 07/06/2028	310,000
200,000	5.25%, 07/06/2031	147,456
70,000	Sprint Capital Corp 6.88%, 11/15/2028	73,606
535,000	Sprint Spectrum Co LLC / Sprint Spectrum Co II LLC / Sprint Spectrum Co III LLC(b) 5.15%, 03/20/2028	538,944
330,000	Telesat Canada / Telesat LLC(b) 6.50%, 10/15/2027	138,830
	Time Warner Cable LLC
35,000	5.88%, 11/15/2040	32,074
235,000	5.50%, 09/01/2041	205,135
245,000	4.50%, 09/15/2042	191,252
	T-Mobile USA Inc
110,000	2.40%, 03/15/2029(b)	94,993
1,590,000	3.38%, 04/15/2029	1,391,250
1,915,000	3.88%, 04/15/2030	1,787,185
1,220,000	3.50%, 04/15/2031(f)	1,053,385
195,000	2.70%, 03/15/2032(b)	163,602
395,000	Twitter Inc(b)(f) 3.88%, 12/15/2027	372,388
	Uber Technologies Inc(b)
640,000	8.00%, 11/01/2026	637,120
600,000	7.50%, 09/15/2027	581,268
3,965,000	4.50%, 08/15/2029(f)	3,261,212
475,000	Virgin Media Finance PLC(b) 5.00%, 07/15/2030	376,437
525,000	VZ Secured Financing BV(b) 5.00%, 01/15/2032	435,750
		36,197,780
Consumer, Cyclical — 4.77%
	1011778 BC Unlimited Liability Co / New Red Finance Inc(b)
120,000	3.88%, 01/15/2028	104,150
210,000	4.38%, 01/15/2028	183,603
150,000	4.00%, 10/15/2030	120,375
586,808	Alaska Airlines Pass Through Trust(b) Series 2020-1 Class A 4.80%, 08/15/2027	575,181
445,000	Allison Transmission Inc(b) 3.75%, 01/30/2031	356,641
360,000	American Airlines Inc(b) 11.75%, 07/15/2025	372,564

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	American Airlines Inc / AAdvantage Loyalty IP Ltd(b)
$ 155,000	5.50%, 04/20/2026	$ 142,412
175,000	5.75%, 04/20/2029	149,408
	American Airlines Pass Through Trust
	Series 2016-1 Class B
645,567	5.25%, 01/15/2024	615,565
	Series 2017-2 Class B
306,721	3.70%, 10/15/2025	272,999
	Series 2016-3 Class B
861,252	3.75%, 10/15/2025	762,964
	At Home Group Inc(b)
115,000	4.88%, 07/15/2028	83,375
560,000	7.13%, 07/15/2029	317,800
140,000	AutoNation Inc 4.75%, 06/01/2030	131,696
355,000	BlueLinx Holdings Inc(b) 6.00%, 11/15/2029	276,900
246,863	British Airways Pass Through Trust(b) Series 2019-1 Class A Pass 3.35%, 06/15/2029	207,562
377,000	Brunswick Corp 2.40%, 08/18/2031	278,982
	Caesars Entertainment Inc(b)
180,000	6.25%, 07/01/2025	173,471
170,000	8.13%, 07/01/2027	164,262
	Carnival Corp(b)
425,000	5.75%, 03/01/2027	306,969
255,000	6.00%, 05/01/2029	179,166
340,000	Clarios Global LP / Clarios US Finance Co(b) 8.50%, 05/15/2027	328,601
175,000	Cooper-Standard Automotive Inc(b) 13.00%, 06/01/2024	175,000
609,000	Dick's Sporting Goods Inc(f) 3.15%, 01/15/2032	481,156
1,070,000	Dillard's Inc 7.75%, 07/15/2026	1,129,094
345,000	Dornoch Debt Merger Sub Inc(b) 6.63%, 10/15/2029	254,782
200,000	Ferguson Finance PLC(b) 3.25%, 06/02/2030	173,088
	Ferrellgas LP / Ferrellgas Finance Corp(b)
180,000	5.38%, 04/01/2026	156,273
215,000	5.88%, 04/01/2029	174,533
	Ford Motor Co
1,874,000	3.25%, 02/12/2032	1,401,565
180,000	4.75%, 01/15/2043	128,220
	Ford Motor Credit Co LLC
370,000	4.13%, 08/17/2027	325,785
400,000	3.63%, 06/17/2031	310,000
	General Motors Co
90,000	5.20%, 04/01/2045	75,595
950,000	5.40%, 04/01/2048	826,407
810,000	5.95%, 04/01/2049(f)	752,177
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
	General Motors Financial Co Inc(g)
$ 50,000	5.70%, Perpetual	$ 43,500
30,000	5.75%, Perpetual	25,125
765,000	Genm Capital Labuan Ltd(b) 3.88%, 04/19/2031	605,508
765,000	Goodyear Tire & Rubber Co(f) 4.88%, 03/15/2027	684,101
	Hilton Domestic Operating Co Inc(b)
515,000	4.00%, 05/01/2031	427,965
140,000	3.63%, 02/15/2032	111,213
	Hilton Grand Vacations Borrower Escrow LLC / Hilton Grand Vacations Borrower Esc(b)
330,000	5.00%, 06/01/2029	267,300
105,000	4.88%, 07/01/2031	80,145
50,000	Hyatt Hotels Corp 5.63%, 04/23/2025	50,644
475,000	Jacobs Entertainment Inc(b) 6.75%, 02/15/2029	401,676
640,000	M/I Homes Inc 4.95%, 02/01/2028	544,028
	Magallanes Inc(b)
215,000	4.05%, 03/15/2029	196,935
330,000	4.28%, 03/15/2032	294,935
	Marriott International Inc
190,000	4.63%, 06/15/2030	182,150
305,000	2.85%, 04/15/2031	252,931
255,000	Marriott Ownership Resorts Inc(b) 4.50%, 06/15/2029	212,078
760,000	Mclaren Finance PLC(b) 7.50%, 08/01/2026	561,564
700,000	Mohegan Gaming & Entertainment(b) 8.00%, 02/01/2026	595,000
140,000	Murphy Oil USA Inc(b) 3.75%, 02/15/2031	118,965
	NCL Corp Ltd(b)
375,000	5.88%, 03/15/2026	294,334
350,000	5.88%, 02/15/2027	299,250
140,000	NCL Finance Ltd(b) 6.13%, 03/15/2028	101,850
640,000	NMG Holding Co Inc / Neiman Marcus Group LLC(b) 7.13%, 04/01/2026	589,811
205,000	Penn National Gaming Inc(b) 4.13%, 07/01/2029	155,554
300,000	PetSmart Inc / PetSmart Finance Corp(b) 7.75%, 02/15/2029	270,153
755,000	Premier Entertainment Sub LLC / Premier Entertainment Finance Corp(b) 5.63%, 09/01/2029	537,530
	PulteGroup Inc
415,000	7.88%, 06/15/2032	467,410
415,000	6.38%, 05/15/2033	427,093

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Cyclical — (continued)
$ 1,200,000	6.00%, 02/15/2035	$ 1,176,438
	Royal Caribbean Cruises Ltd(b)
50,000	4.25%, 07/01/2026	35,518
725,000	5.50%, 04/01/2028(f)	503,875
	Scientific Games International Inc(b)
480,000	7.00%, 05/15/2028	450,446
15,000	7.25%, 11/15/2029(f)	14,067
340,000	SRS Distribution Inc(b) 6.13%, 07/01/2029	268,252
465,000	Station Casinos LLC(b) 4.50%, 02/15/2028	392,744
170,000	Tapestry Inc 3.05%, 03/15/2032	138,502
640,000	Tenneco Inc(b) 5.13%, 04/15/2029	602,395
	Travel + Leisure Co
180,000	6.63%, 07/31/2026(b)	170,663
50,000	6.00%, 04/01/2027	45,286
540,000	4.50%, 12/01/2029(b)	417,739
395,000	4.63%, 03/01/2030(b)	306,125
200,000	Tupy Overseas SA(b) 4.50%, 02/16/2031	153,150
430,000	Under Armour Inc(f) 3.25%, 06/15/2026	370,001
	US Airways Pass Through Trust
	Series 2011-1 Class A
124,950	7.13%, 10/22/2023	126,013
	Series 2012-1 Class A
299,810	5.90%, 10/01/2024	298,834
	Yum! Brands Inc
450,000	4.75%, 01/15/2030(b)	408,375
555,000	3.63%, 03/15/2031	466,200
255,000	4.63%, 01/31/2032	225,292
		27,836,984
Consumer, Non-Cyclical — 4.24%
525,000	Adani Ports & Special Economic Zone Ltd(b) 4.20%, 08/04/2027	488,807
535,000	Akumin Inc(b) 7.00%, 11/01/2025	414,684
190,000	Albertsons Cos Inc / Safeway Inc / New Albertsons LP / Albertsons LLC(b) 3.25%, 03/15/2026	165,481
675,000	Allied Universal Holdco LLC / Allied Universal Finance Corp(b) 6.63%, 07/15/2026	619,400
650,000	Ashtead Capital Inc(b) 4.38%, 08/15/2027	604,223
645,000	Avantor Funding Inc(b) 3.88%, 11/01/2029	564,149
620,000	BAT Capital Corp 4.91%, 04/02/2030	575,842
180,000	Bausch Health Americas Inc(b)(f) 9.25%, 04/01/2026	128,700
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
	Bausch Health Cos Inc(b)
$ 55,000	6.13%, 02/01/2027	$ 46,750
700,000	7.00%, 01/15/2028	400,750
245,000	5.00%, 01/30/2028	130,463
125,000	4.88%, 06/01/2028	97,818
25,000	5.00%, 02/15/2029	13,000
30,000	6.25%, 02/15/2029	15,966
200,000	5.25%, 01/30/2030	103,336
635,000	5.25%, 02/15/2031	324,977
225,000	Bio-Rad Laboratories Inc(f) 3.70%, 03/15/2032	199,940
350,000	Block Inc(b)(f) 3.50%, 06/01/2031	278,901
510,000	Carriage Services Inc(b) 4.25%, 05/15/2029	414,760
185,000	Catalent Pharma Solutions Inc(b) 3.13%, 02/15/2029	151,780
	Centene Corp
60,000	4.63%, 12/15/2029	55,950
260,000	3.00%, 10/15/2030	215,475
1,165,000	2.50%, 03/01/2031	924,730
510,000	2.63%, 08/01/2031	405,705
350,000	Central American Bottling Corp / CBC Bottling Holdco SL / Beliv Holdco SL(b) 5.25%, 04/27/2029	305,375
	Charles River Laboratories International Inc(b)
115,000	3.75%, 03/15/2029	99,803
120,000	4.00%, 03/15/2031	102,294
775,000	Cheplapharm Arzneimittel GmbH(b) 5.50%, 01/15/2028	647,507
	CHS / Community Health Systems Inc(b)
415,000	6.88%, 04/15/2029	267,675
415,000	6.13%, 04/01/2030(f)	253,150
630,000	4.75%, 02/15/2031	461,253
767,000	CoStar Group Inc(b) 2.80%, 07/15/2030	638,599
45,000	Darling Ingredients Inc(b) 6.00%, 06/15/2030	44,849
275,000	Deluxe Corp(b) 8.00%, 06/01/2029	224,125
785,000	DENTSPLY SIRONA Inc 3.25%, 06/01/2030	662,570
75,000	Encompass Health Corp 4.75%, 02/01/2030	62,853
	Gartner Inc(b)
45,000	3.63%, 06/15/2029	38,987
360,000	3.75%, 10/01/2030	306,450
	HCA Inc
200,000	7.50%, 12/15/2023	208,254
310,000	7.05%, 12/01/2027	322,828
875,000	4.13%, 06/15/2029	797,812
440,000	HLF Financing SARL LLC / Herbalife International Inc(b) 4.88%, 06/01/2029	303,600
860,000	Hologic Inc(b) 3.25%, 02/15/2029	735,042

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Consumer, Non-Cyclical — (continued)
$ 710,000	Illumina Inc 2.55%, 03/23/2031	$ 577,331
	JBS USA LUX SA / JBS USA Food Co / JBS USA Finance Inc(b)
260,000	3.00%, 02/02/2029	219,623
275,000	3.75%, 12/01/2031	225,607
230,000	Kraft Heinz Foods Co 4.38%, 06/01/2046	191,683
210,000	Lannett Co Inc(b) 7.75%, 04/15/2026	88,678
10,000	Legacy LifePoint Health LLC(b) 6.75%, 04/15/2025	9,666
360,000	Metis Merger Sub LLC(b) 6.50%, 05/15/2029	286,073
335,000	Molina Healthcare Inc(b) 3.88%, 05/15/2032	280,926
365,000	Natura Cosmeticos SA(b)(f) 4.13%, 05/03/2028	300,541
360,000	Par Pharmaceutical Inc(b) 7.50%, 04/01/2027	273,600
	Pilgrim's Pride Corp(b)
45,000	4.25%, 04/15/2031	37,552
805,000	3.50%, 03/01/2032	628,906
100,000	Smithfield Foods Inc(b) 3.00%, 10/15/2030	82,900
720,000	Surgery Center Holdings Inc(b)(f) 6.75%, 07/01/2025	659,909
570,000	Team Health Holdings Inc(b) 6.38%, 02/01/2025	398,020
	Tenet Healthcare Corp(b)
140,000	4.88%, 01/01/2026	128,800
105,000	6.25%, 02/01/2027	96,644
40,000	6.13%, 10/01/2028	34,231
1,140,000	Terminix Co LLC 7.45%, 08/15/2027	1,271,100
	Teva Pharmaceutical Finance Netherlands III BV
1,645,000	3.15%, 10/01/2026	1,348,900
210,000	4.75%, 05/09/2027	179,365
2,550,000	4.10%, 10/01/2046	1,588,012
545,000	TriNet Group Inc(b) 3.50%, 03/01/2029	448,900
845,000	Turning Point Brands Inc(b) 5.63%, 02/15/2026	750,605
155,000	United Rentals North America Inc 4.00%, 07/15/2030	132,506
900,000	Universal Health Services Inc(b) 2.65%, 01/15/2032	700,404
		24,765,095
Energy — 6.21%
	Aker BP ASA(b)
615,000	3.75%, 01/15/2030	550,958
730,000	4.00%, 01/15/2031	655,716
Principal Amount(a)		Fair Value
Energy — (continued)
$ 835,000	Alliance Resource Operating Partners LP / Alliance Resource Finance Corp(b) 7.50%, 05/01/2025	$ 824,976
522,872	Alta Wind Holdings LLC(b) 7.00%, 06/30/2035	543,484
815,000	Antero Midstream Partners LP / Antero Midstream Finance Corp(b) 5.75%, 01/15/2028	741,992
	Antero Resources Corp(b)
158,000	7.63%, 02/01/2029	160,729
205,000	5.38%, 03/01/2030(f)	186,923
615,000	Ascent Resources Utica Holdings LLC / ARU Finance Corp(b) 8.25%, 12/31/2028	585,706
585,000	BP Capital Markets PLC(g) 4.88%, Perpetual	509,328
	Callon Petroleum Co
368,493	6.13%, 10/01/2024	374,168
460,000	7.50%, 06/15/2030(b)	423,264
500,000	Calumet Specialty Products Partners LP / Calumet Finance Corp(b) 8.13%, 01/15/2027	422,697
	Cheniere Corpus Christi Holdings LLC
635,000	5.13%, 06/30/2027	637,340
1,035,000	3.70%, 11/15/2029	946,717
435,000	CITGO Petroleum Corp(b) 7.00%, 06/15/2025	420,862
	Continental Resources Inc
300,000	4.38%, 01/15/2028	282,000
1,110,000	5.75%, 01/15/2031(b)	1,073,303
790,000	2.88%, 04/01/2032(b)	616,927
784,000	Coronado Finance Pty Ltd(b) 10.75%, 05/15/2026	813,400
	CrownRock LP / CrownRock Finance Inc(b)
185,000	5.63%, 10/15/2025	173,900
310,000	5.00%, 05/01/2029	278,018
	DCP Midstream Operating LP
5,000	5.13%, 05/15/2029	4,500
815,000	3.25%, 02/15/2032	639,270
395,000	6.45%, 11/03/2036(b)	387,100
250,000	Diamondback Energy Inc 3.13%, 03/24/2031	217,738
525,000	Earthstone Energy Holdings LLC(b) 8.00%, 04/15/2027	496,781
1,285,000	Ecopetrol SA(f) 4.63%, 11/02/2031	973,375
	Energean Israel Finance Ltd(b)
360,000	5.38%, 03/30/2028	304,668
470,000	5.88%, 03/30/2031	381,875
	Energy Transfer LP
715,000	6.50%, Perpetual(g)	632,001
110,000	3.75%, 05/15/2030	99,134
315,000	EnLink Midstream Partners LP 4.15%, 06/01/2025	293,224

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Energy — (continued)
	EQT Corp
$ 125,000	3.13%, 05/15/2026(b)	$ 117,039
430,000	3.90%, 10/01/2027	400,154
135,000	5.00%, 01/15/2029	130,691
505,000	3.63%, 05/15/2031(b)	436,350
630,000	Flex Intermediate Holdco LLC(b) 3.36%, 06/30/2031	514,409
75,000	Gray Oak Pipeline LLC(b) 3.45%, 10/15/2027	68,568
165,000	Hess Midstream Operations LP(b) 4.25%, 02/15/2030	138,182
655,000	HF Sinclair Corp(b) 5.88%, 04/01/2026	660,660
	Hilcorp Energy I LP / Hilcorp Finance Co(b)
665,000	5.75%, 02/01/2029	583,963
390,000	6.00%, 02/01/2031	335,400
320,000	International Petroleum Corp(b) 7.25%, 02/01/2027	302,400
545,000	KazMunayGas National Co JSC(b) 4.75%, 04/19/2027	482,739
590,000	Kinder Morgan Inc 7.75%, 01/15/2032	688,394
255,000	Leviathan Bond Ltd(b) 6.13%, 06/30/2025	239,369
	Lundin Energy Finance BV(b)
1,230,000	2.00%, 07/15/2026	1,098,594
380,000	3.10%, 07/15/2031	314,367
460,000	Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp(b) 6.00%, 08/01/2026	433,085
385,000	Nabors Industries Ltd(b) 7.25%, 01/15/2026	341,437
440,000	Northriver Midstream Finance LP(b) 5.63%, 02/15/2026	398,200
	Occidental Petroleum Corp
10,000	5.55%, 03/15/2026	9,930
45,000	8.88%, 07/15/2030	51,663
25,000	6.63%, 09/01/2030	25,750
655,000	6.13%, 01/01/2031	663,793
45,000	7.88%, 09/15/2031	49,388
	Ovintiv Inc
90,000	8.13%, 09/15/2030	103,387
20,000	7.20%, 11/01/2031	21,868
80,000	7.38%, 11/01/2031	87,946
680,000	6.50%, 08/15/2034	709,739
160,000	6.63%, 08/15/2037	167,863
30,000	6.50%, 02/01/2038	30,959
430,000	Parsley Energy LLC / Parsley Finance Corp(b) 4.13%, 02/15/2028	391,398
1,485,000	Pertamina Persero PT(b) 2.30%, 02/09/2031	1,202,244
1,800,000	Petroleos de Venezuela SA(b)(h) 6.00%, 05/16/2024	106,200
Principal Amount(a)		Fair Value
Energy — (continued)
	Petroleos Mexicanos
$ 2,460,000	6.50%, 03/13/2027	$ 2,132,820
600,000	7.69%, 01/23/2050	407,880
800,000	Petronas Capital Ltd(b) 3.50%, 04/21/2030	751,514
	Plains All American Pipeline LP / PAA Finance Corp
195,000	3.80%, 09/15/2030	172,365
390,000	4.30%, 01/31/2043	293,865
35,000	4.90%, 02/15/2045	28,147
900,000	Reliance Industries Ltd(b) 2.88%, 01/12/2032	746,637
420,000	Sabine Pass Liquefaction LLC 4.20%, 03/15/2028	403,939
500,000	Sanchez Energy Corp(h)(i) 0.00%, 02/15/2023	3,750
1,020,000	Saudi Arabian Oil Co(b) 2.25%, 11/24/2030	868,061
90,000	Southwestern Energy Co 4.75%, 02/01/2032	76,907
515,000	State Oil Co of the Azerbaijan Republic 6.95%, 03/18/2030	487,583
	Targa Resources Partners LP / Targa Resources Partners Finance Corp
80,000	5.50%, 03/01/2030	76,334
230,000	4.88%, 02/01/2031	209,669
195,000	4.00%, 01/15/2032	166,873
525,000	Teine Energy Ltd(b) 6.88%, 04/15/2029	488,250
860,000	Transcanada Trust 5.60%, 03/07/2082	780,450
275,000	USA Compression Partners LP / USA Compression Finance Corp 6.88%, 04/01/2026	250,168
	Venture Global Calcasieu Pass LLC(b)
50,000	3.88%, 08/15/2029	43,736
470,000	4.13%, 08/15/2031	401,624
	Western Midstream Operating LP
120,000	4.55%, 02/01/2030	103,800
55,000	5.45%, 04/01/2044	45,713
280,000	5.30%, 03/01/2048	225,722
35,000	5.50%, 08/15/2048	28,525
150,000	5.75%, 02/01/2050	120,459
		36,272,994
Financial — 14.39%
	Acrisure LLC / Acrisure Finance Inc(b)
595,000	7.00%, 11/15/2025	535,162
480,000	4.25%, 02/15/2029	388,039
	AerCap Ireland Capital Designated Activity Co / AerCap Global Aviation Trust
425,000	3.00%, 10/29/2028	357,985

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 535,000	3.30%, 01/30/2032	$ 428,263
100,000	AGFC Capital Trust I(b)(e) 2.79%, 01/15/2067 3-mo. LIBOR + 1.75%	53,643
430,000	Agile Group Holdings Ltd 6.05%, 10/13/2025	136,461
	Air Lease Corp
640,000	4.65%, Perpetual(g)	531,449
595,000	3.38%, 07/01/2025	560,298
10,000	4.63%, 10/01/2028	9,247
95,000	3.25%, 10/01/2029	80,031
380,000	3.00%, 02/01/2030	310,105
1,275,000	3.13%, 12/01/2030	1,042,094
	Aircastle Ltd
215,000	5.25%, Perpetual(b)(g)	177,446
1,210,000	4.25%, 06/15/2026	1,119,395
	Ally Financial Inc
2,598,000	4.70%, Perpetual(g)	2,022,949
280,000	2.20%, 11/02/2028	228,018
120,000	American Homes 4 Rent LP REIT 2.38%, 07/15/2031	95,686
	Antares Holdings LP(b)
1,125,000	6.00%, 08/15/2023	1,135,878
250,000	2.75%, 01/15/2027	199,641
250,000	3.75%, 07/15/2027	210,186
	Ares Capital Corp
555,000	2.88%, 06/15/2028	439,694
785,000	3.20%, 11/15/2031	570,386
755,000	Ascot Group Ltd(b) 4.25%, 12/15/2030	681,300
	Athene Global Funding(b)
1,045,000	1.72%, 01/07/2025	975,100
620,000	1.61%, 06/29/2026	540,948
1,150,000	2.55%, 11/19/2030	929,810
385,000	Athene Holding Ltd 3.50%, 01/15/2031	325,937
535,000	Australia & New Zealand Banking Group Ltd(b) 4.40%, 05/19/2026	527,489
	Aviation Capital Group LLC(b)
910,000	5.50%, 12/15/2024	902,001
205,000	1.95%, 01/30/2026	178,310
438,000	Avolon Holdings Funding Ltd(b) 4.38%, 05/01/2026	405,754
935,000	Banco Mercantil del Norte SA(b)(g) 6.63%, Perpetual	763,895
855,000	Banco Santander Chile(b) 3.18%, 10/26/2031	728,887
545,000	Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand(b) 5.38%, 04/17/2025	546,793
2,600,000	Banco Santander SA 5.18%, 11/19/2025	2,598,774
	Bank of America Corp
555,000	3.42%, 12/20/2028	516,848
890,000	2.48%, 09/21/2036	690,278
Principal Amount(a)		Fair Value
Financial — (continued)
$ 665,000	Bank of New York Mellon Corp(g) 4.70%, Perpetual	$ 649,705
	Barclays PLC
760,000	4.38%, Perpetual(g)	582,816
1,315,000	2.28%, 11/24/2027	1,165,764
200,000	5.09%, 06/20/2030	188,780
985,000	3.56%, 09/23/2035	812,081
445,000	Barings BDC Inc(b) 3.30%, 11/23/2026	386,003
	BBVA Bancomer SA(b)
200,000	1.88%, 09/18/2025	181,300
570,000	5.13%, 01/18/2033	481,935
503,000	Blackstone Private Credit Fund(b) 2.63%, 12/15/2026	421,428
1,530,000	Blackstone Secured Lending Fund 2.13%, 02/15/2027	1,279,461
640,000	Blue Owl Finance LLC(b) 3.13%, 06/10/2031	494,005
775,000	BNP Paribas SA(b) 2.59%, 01/20/2028	697,101
608,000	Brighthouse Financial Inc(f) 5.63%, 05/15/2030	590,335
75,000	Brixmor Operating Partnership LP REIT 4.05%, 07/01/2030	67,670
385,000	BroadStreet Partners Inc(b) 5.88%, 04/15/2029	301,228
425,000	Capital Farm Credit ACA(b)(g) 5.00%, Perpetual	380,375
	Central China Real Estate Ltd
200,000	7.25%, 04/24/2023	97,100
205,000	7.50%, 07/14/2025	62,307
200,000	CIFI Holdings Group Co Ltd 6.00%, 07/16/2025	119,100
590,000	Citadel LP(b)(f) 4.88%, 01/15/2027	570,799
350,000	Citigroup Inc(g) 6.25%, Perpetual	341,210
480,000	CNO Financial Group Inc 5.25%, 05/30/2029	465,391
495,000	Cobra AcquisitionCo LLC(b) 6.38%, 11/01/2029	371,250
110,000	Corporate Office Properties LP REIT 2.75%, 04/15/2031	88,938
400,000	Country Garden Holdings Co Ltd 3.30%, 01/12/2031	163,411
	Crown Castle International Corp REIT
460,000	3.30%, 07/01/2030	405,681
1,130,000	2.25%, 01/15/2031	916,584
25,000	2.50%, 07/15/2031	20,457
	Deutsche Bank AG
290,000	3.55%, 09/18/2031	242,757
1,004,000	3.73%, 01/14/2032	754,796
200,000	3.74%, 01/07/2033	145,581

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
$ 571,674	Doric Nimrod Air Alpha Pass Through Trust(b) Series 2013-1 Class A 5.25%, 05/30/2023	$ 563,913
970,000	Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin(b) 3.88%, 02/15/2026	889,321
	EPR Properties REIT
700,000	4.75%, 12/15/2026	657,702
185,000	3.60%, 11/15/2031	146,238
	Equinix Inc REIT
880,000	3.20%, 11/18/2029(f)	781,737
615,000	2.15%, 07/15/2030	497,533
525,000	Fidelity National Financial Inc 3.40%, 06/15/2030	459,336
	FS KKR Capital Corp
415,000	3.40%, 01/15/2026	368,334
535,000	3.13%, 10/12/2028	426,697
510,000	Global Atlantic Finance Co(b) 4.40%, 10/15/2029	462,054
	GLP Capital LP / GLP Financing II Inc REIT
440,000	5.25%, 06/01/2025	431,504
108,000	5.75%, 06/01/2028	105,494
355,000	3.25%, 01/15/2032	284,522
575,000	Goldman Sachs Group Inc 6.75%, 10/01/2037	636,768
	Icahn Enterprises LP / Icahn Enterprises Finance Corp
220,000	6.25%, 05/15/2026	205,955
630,000	5.25%, 05/15/2027	558,079
65,000	4.38%, 02/01/2029	52,530
725,000	Intercorp Peru Ltd(b) 3.88%, 08/15/2029	601,249
	Iron Mountain Inc REIT(b)
530,000	5.25%, 07/15/2030	460,779
360,000	4.50%, 02/15/2031	294,172
660,000	Itau Unibanco Holding SA(b) 3.88%, 04/15/2031	580,625
	Jefferies Group LLC
355,000	6.45%, 06/08/2027	379,557
1,140,000	6.25%, 01/15/2036	1,146,242
	JPMorgan Chase & Co
343,000	4.60%, Perpetual(g)	289,671
1,625,000	1.95%, 02/04/2032	1,298,820
	Kaisa Group Holdings Ltd(h)
1,015,000	9.38%, 06/30/2024	136,613
1,200,000	11.25%, 04/16/2025	159,011
1,000,000	KeyCorp Capital III 7.75%, 07/15/2029	1,126,807
815,000	Kite Realty Group Trust REIT 4.75%, 09/15/2030	758,757
	Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp REIT(b)
125,000	5.25%, 10/01/2025	113,125
840,000	4.25%, 02/01/2027	678,150
Principal Amount(a)		Fair Value
Financial — (continued)
$ 710,000	Liberty Mutual Group Inc(b) 4.13%, 12/15/2051	$ 566,101
715,000	Lincoln National Corp(e) 3.10%, 04/20/2067 3-mo. LIBOR + 2.04%	482,679
200,000	Logan Group Co Ltd 4.25%, 07/12/2025	42,053
600,000	MBIA Insurance Corp(b)(e)(h) 12.30%, 01/15/2033 3-mo. LIBOR + 11.26%	68,502
	MetLife Inc
565,000	3.85%, Perpetual(g)	503,106
340,000	5.88%, Perpetual(f)(g)	315,609
245,000	9.25%, 04/08/2038(b)	287,852
915,000	10.75%, 08/01/2039	1,213,683
665,000	Midcap Financial Issuer Trust(b) 6.50%, 05/01/2028	571,900
285,000	Morgan Stanley 3.95%, 04/23/2027	275,976
	MPT Operating Partnership LP / MPT Finance Corp REIT
195,000	4.63%, 08/01/2029	171,113
380,000	3.50%, 03/15/2031	299,501
1,410,000	Mutual of Omaha Insurance Co(b) 6.80%, 06/15/2036	1,534,488
355,000	NatWest Group PLC 5.52%, 09/30/2028	357,529
	Navient Corp
265,000	6.13%, 03/25/2024	251,257
10,000	5.88%, 10/25/2024	9,192
295,000	6.75%, 06/15/2026	261,075
790,000	5.00%, 03/15/2027	649,799
385,000	Oaktree Specialty Lending Corp 2.70%, 01/15/2027	333,413
433,000	Office Properties Income Trust REIT 2.65%, 06/15/2026	367,944
405,000	OneMain Finance Corp 6.88%, 03/15/2025	383,843
322,000	Ontario Teachers' Cadillac Fairview Properties Trust(b) 2.50%, 10/15/2031	273,886
	Owl Rock Capital Corp
522,000	2.63%, 01/15/2027	437,355
545,000	2.88%, 06/11/2028	427,964
484,000	OWL Rock Core Income Corp(b) 4.70%, 02/08/2027	441,494
295,000	Owl Rock Technology Finance Corp 2.50%, 01/15/2027	248,917
535,000	Penn Mutual Life Insurance Co(b) 6.65%, 06/15/2034	586,931
740,000	Phillips Edison Grocery Center Operating Partnership I LP REIT 2.63%, 11/15/2031	572,516

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Financial — (continued)
	Prudential Financial Inc
$ 470,000	5.88%, 09/15/2042	$ 461,422
390,000	5.63%, 06/15/2043	380,230
226,000	5.13%, 03/01/2052	208,632
585,000	Regency Centers LP REIT 2.95%, 09/15/2029	514,010
	Rocket Mortgage LLC / Rocket Mortgage Co-Issuer Inc(b)
1,890,000	2.88%, 10/15/2026	1,561,915
900,000	3.63%, 03/01/2029	707,688
1,345,000	3.88%, 03/01/2031	1,007,795
1,045,000	4.00%, 10/15/2033	741,950
380,000	Santander Holdings USA Inc 4.40%, 07/13/2027	365,315
905,000	SBA Communications Corp REIT 3.13%, 02/01/2029	740,742
1,015,000	Service Properties Trust REIT(f) 4.95%, 02/15/2027	747,547
	Shimao Group Holdings Ltd
235,000	5.60%, 07/15/2026	25,280
400,000	3.45%, 01/11/2031	41,062
400,000	Sino-Ocean Land Treasure IV Ltd 4.75%, 01/14/2030	172,811
150,000	Sirius International Group Ltd(b) 4.60%, 11/01/2026	139,500
	Societe Generale SA(b)
1,740,000	4.75%, 11/24/2025	1,712,502
2,475,000	4.25%, 08/19/2026	2,377,527
850,000	Spirit Realty LP REIT 3.40%, 01/15/2030	736,036
	Standard Chartered PLC(b)
1,145,000	4.64%, 04/01/2031	1,091,249
895,000	3.27%, 02/18/2036	722,958
765,000	Stewart Information Services Corp 3.60%, 11/15/2031	634,537
	Sunac China Holdings Ltd(h)
200,000	6.50%, 01/10/2025	29,000
200,000	7.00%, 07/09/2025	28,000
235,000	6.50%, 01/26/2026	33,086
320,000	Synovus Financial Corp 5.90%, 02/07/2029	309,189
980,000	Texas Capital Bancshares Inc 4.00%, 05/06/2031	901,921
405,000	Times China Holdings Ltd(h) 6.20%, 03/22/2026	52,650
730,000	Truist Financial Corp(g) 5.10%, Perpetual	660,650
	VICI Properties LP / VICI Note Co Inc REIT(b)
215,000	5.63%, 05/01/2024	212,313
350,000	4.63%, 06/15/2025	332,938
295,000	4.50%, 09/01/2026	271,400
350,000	4.25%, 12/01/2026	319,659
195,000	5.75%, 02/01/2027	185,036
660,000	3.88%, 02/15/2029	567,648
Principal Amount(a)		Fair Value
Financial — (continued)
	VICI Properties LP REIT
$ 205,000	4.95%, 02/15/2030	$ 194,281
205,000	5.13%, 05/15/2032	193,180
1,215,000	Wells Fargo & Co(g) 3.90%, Perpetual	1,046,419
	Yuzhou Group Holdings Co Ltd(h)
315,000	7.70%, 02/20/2025	20,475
200,000	8.30%, 05/27/2025	13,000
200,000	7.85%, 08/12/2026	13,000
765,000	Zions Bancorp NA 3.25%, 10/29/2029	665,697
		84,016,752
Industrial — 3.85%
668,322	ARD Finance SA(b)(j) 6.50%, 06/30/2027 PIK rate, 7.25%	495,734
740,000	Avnet Inc 5.50%, 06/01/2032	726,077
	Boeing Co
150,000	3.20%, 03/01/2029	129,793
220,000	2.95%, 02/01/2030	183,063
995,000	5.15%, 05/01/2030	955,079
555,000	3.63%, 02/01/2031(f)	479,054
115,000	3.50%, 03/01/2039	82,248
40,000	5.71%, 05/01/2040	37,311
490,000	3.38%, 06/15/2046(f)	318,611
105,000	3.65%, 03/01/2047	71,044
285,000	3.63%, 03/01/2048	190,882
35,000	3.85%, 11/01/2048	24,713
955,000	3.75%, 02/01/2050	673,882
190,000	5.81%, 05/01/2050	174,510
95,000	3.83%, 03/01/2059	61,204
180,000	5.93%, 05/01/2060	163,876
1,260,000	Caterpillar Financial Services Corp 0.95%, 01/10/2024	1,216,806
	Cemex SAB de CV(b)
375,000	5.13%, Perpetual(g)	318,169
400,000	5.45%, 11/19/2029	355,600
885,000	5.20%, 09/17/2030	757,710
1,400,000	3.88%, 07/11/2031	1,050,000
550,000	Cleaver-Brooks Inc(b)(f) 7.88%, 03/01/2023	511,500
	Embraer Netherlands Finance BV
185,000	5.05%, 06/15/2025	178,987
950,000	5.40%, 02/01/2027	899,913
840,000	General Electric Co(e)(g) 5.16%, Perpetual 3-mo. LIBOR + 3.33%	736,008
690,000	Global Infrastructure Solutions Inc(b) 7.50%, 04/15/2032	529,422
235,000	Huntington Ingalls Industries Inc 4.20%, 05/01/2030	221,432
400,000	IHS Holding Ltd(b) 5.63%, 11/29/2026	327,616

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Industrial — (continued)
$ 540,000	Jabil Inc 3.00%, 01/15/2031	$ 453,494
	John Deere Capital Corp
310,000	0.90%, 01/10/2024	299,233
480,000	1.25%, 01/10/2025	455,167
436,000	Leonardo US Holding Inc(b) 6.25%, 01/15/2040	441,490
763,000	New Enterprise Stone & Lime Co Inc(b) 9.75%, 07/15/2028	652,365
495,000	Oscar AcquisitionCo LLC / Oscar Finance Inc(b) 9.50%, 04/15/2030	392,355
250,000	OT Merger Corp(b)(f) 7.88%, 10/15/2029	143,587
502,000	Owens Corning 7.00%, 12/01/2036	560,914
705,000	Pentair Finance Sarl 5.90%, 07/15/2032	705,656
300,000	Sensata Technologies BV(b) 4.00%, 04/15/2029	254,424
	Spirit AeroSystems Inc
680,000	7.50%, 04/15/2025(b)	631,550
60,000	4.60%, 06/15/2028(f)	44,298
	TD SYNNEX Corp(b)
750,000	1.75%, 08/09/2026	660,707
885,000	2.38%, 08/09/2028	746,121
1,320,000	Textron Inc(f) 3.00%, 06/01/2030	1,148,173
690,000	Titan Acquisition Ltd / Titan Co-Borrower LLC(b) 7.75%, 04/15/2026	634,248
265,000	TopBuild Corp(b) 4.13%, 02/15/2032	204,008
	TransDigm Inc
285,000	6.25%, 03/15/2026(b)	274,669
480,000	5.50%, 11/15/2027	407,222
	Trident TPI Holdings Inc(b)
570,000	9.25%, 08/01/2024	521,459
435,000	6.63%, 11/01/2025	399,112
210,000	Vulcan Materials Co 3.50%, 06/01/2030	190,394
450,000	Weekley Homes LLC / Weekley Finance Corp(b) 4.88%, 09/15/2028	354,863
		22,445,753
Technology — 2.49%
	Broadcom Inc
1,062,000	4.15%, 11/15/2030	973,019
220,000	4.30%, 11/15/2032	199,813
56,000	3.19%, 11/15/2036(b)	42,570
261,000	4.93%, 05/15/2037(b)	233,998
	CDW LLC / CDW Finance Corp
55,000	2.67%, 12/01/2026	49,001
35,000	4.25%, 04/01/2028	31,588
140,000	3.25%, 02/15/2029	118,044
2,305,000	3.57%, 12/01/2031	1,904,310
Principal Amount(a)		Fair Value
Technology — (continued)
$ 840,000	Citrix Systems Inc 3.30%, 03/01/2030	$ 819,316
	Consensus Cloud Solutions Inc(b)
110,000	6.00%, 10/15/2026	94,633
170,000	6.50%, 10/15/2028	140,284
752,000	Dell International LLC / EMC Corp 8.10%, 07/15/2036	877,798
1,687,000	Entegris Escrow Corp(b) 4.75%, 04/15/2029	1,570,982
920,000	HP Inc 5.50%, 01/15/2033	897,406
850,000	Kyndryl Holdings Inc(b) 3.15%, 10/15/2031	629,321
625,000	Leidos Inc 2.30%, 02/15/2031	497,907
	Marvell Technology Inc
390,000	2.45%, 04/15/2028	340,314
330,000	2.95%, 04/15/2031	276,726
	Micron Technology Inc
170,000	5.33%, 02/06/2029	169,084
740,000	4.66%, 02/15/2030	709,629
545,000	MicroStrategy Inc(b)(f) 6.13%, 06/15/2028	434,000
200,000	MSCI Inc(b) 3.25%, 08/15/2033	159,418
100,000	NXP BV / NXP Funding LLC / NXP USA Inc 4.40%, 06/01/2027	98,443
115,000	Open Text Corp(b) 3.88%, 02/15/2028	102,284
110,000	Open Text Holdings Inc(b) 4.13%, 02/15/2030	95,156
	Oracle Corp
345,000	2.88%, 03/25/2031	284,250
855,000	3.95%, 03/25/2051	627,995
380,000	Qorvo Inc(b) 3.38%, 04/01/2031	298,809
750,000	Rackspace Technology Global Inc(b) 5.38%, 12/01/2028	490,102
435,000	Science Applications International Corp(b) 4.88%, 04/01/2028	405,637
70,000	Seagate HDD Cayman 4.09%, 06/01/2029	60,200
	Western Digital Corp
425,000	4.75%, 02/15/2026	405,497
575,000	2.85%, 02/01/2029	468,162
50,000	3.10%, 02/01/2032	38,340
		14,544,036
Utilities — 1.59%
	AES Corp
260,000	3.95%, 07/15/2030(b)	234,442
370,000	2.45%, 01/15/2031	297,579
475,000	Alliant Energy Finance LLC(b) 3.60%, 03/01/2032	429,433

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Utilities — (continued)
	Calpine Corp(b)
$ 235,000	4.50%, 02/15/2028	$ 213,351
355,000	5.13%, 03/15/2028(f)	312,507
955,000	3.75%, 03/01/2031	776,797
720,000	CMS Energy Corp 4.75%, 06/01/2050	630,878
70,000	Edison International 4.95%, 04/15/2025	70,176
1,220,000	Eskom Holdings SOC Ltd(b) 7.13%, 02/11/2025	1,025,800
200,000	IPALCO Enterprises Inc 4.25%, 05/01/2030	185,689
	NRG Energy Inc(b)
390,000	4.45%, 06/15/2029	349,324
215,000	5.25%, 06/15/2029	191,888
	Pacific Gas & Electric Co
100,000	5.45%, 06/15/2027	96,773
320,000	3.25%, 06/01/2031	258,452
335,000	4.30%, 03/15/2045	243,550
40,000	4.95%, 07/01/2050	31,916
190,000	3.50%, 08/01/2050	126,911
1,125,000	Perusahaan Perseroan Persero PT Perusahaan Listrik Negara(b) 4.13%, 05/15/2027	1,080,653
505,000	Pike Corp(b) 5.50%, 09/01/2028	409,964
909,000	Sempra Global(b) 3.25%, 01/15/2032	763,724
897,000	Southern Co 3.75%, 09/15/2051	762,154
330,000	Vistra Corp(b)(g) 8.00%, Perpetual	317,625
505,000	Vistra Operations Co LLC(b) 3.70%, 01/30/2027	464,844
		9,274,430
TOTAL CORPORATE BONDS AND NOTES — 46.91% (Cost $318,232,105)		$273,867,955
CONVERTIBLE BONDS
Communications — 0.97%
10,000	Cable One Inc(i) 5.76%, 03/15/2026	8,240
4,825,000	DISH Network Corp 2.38%, 03/15/2024	4,246,000
395,000	Snap Inc(i) 9.18%, 05/01/2027	273,538
370,000	Spotify USA Inc(i) 7.21%, 03/15/2026	291,930
145,000	Twitter Inc(i) 3.50%, 03/15/2026	128,334
895,000	Uber Technologies Inc(f)(i) 7.33%, 12/15/2025	713,957
		5,661,999
Principal Amount(a)		Fair Value
Consumer, Cyclical — 0.34%
$ 210,000	JetBlue Airways Corp(f) 0.50%, 04/01/2026	$ 154,455
870,000	NCL Corp Ltd(b) 1.13%, 02/15/2027	563,325
55,000	Peloton Interactive Inc(i) 16.21%, 02/15/2026	34,647
155,000	Penn National Gaming Inc 2.75%, 05/15/2026	229,602
835,000	Southwest Airlines Co 1.25%, 05/01/2025	983,212
		1,965,241
Consumer, Non-Cyclical — 0.67%
	BioMarin Pharmaceutical Inc
480,000	0.60%, 08/01/2024	475,200
1,675,000	1.25%, 05/15/2027(f)	1,664,615
215,000	Guardant Health Inc(f)(i) 11.52%, 11/15/2027	132,763
295,000	Ionis Pharmaceuticals Inc(i) 2.66%, 04/01/2026	268,243
265,000	Livongo Health Inc 0.88%, 06/01/2025	222,865
1,580,000	Teladoc Health Inc 1.25%, 06/01/2027	1,157,350
		3,921,036
Technology — 0.06%
25,000	Bentley Systems Inc(b) 0.38%, 07/01/2027	19,375
65,000	RingCentral Inc(i) 8.94%, 03/15/2026	48,815
335,000	Splunk Inc 1.13%, 06/15/2027	276,375
15,000	Unity Software Inc(b)(i) 8.24%, 11/15/2026	11,025
		355,590
TOTAL CONVERTIBLE BONDS — 2.04% (Cost $13,878,279)		$ 11,903,866
FOREIGN GOVERNMENT BONDS AND NOTES
825,000	Angolan Government International Bond(b) 8.25%, 05/09/2028	683,430
1,530,000	Argentine Republic Government International Bond(d) 2.50%, 07/09/2041	409,596
9,871 (k)	Brazil Notas do Tesouro Nacional Series F BRL, 10.00%, 01/01/2025	1,777,870
200,000	Brazilian Government International Bond(f) 3.75%, 09/12/2031	163,011
	Dominican Republic International Bond(b)
440,000	4.50%, 01/30/2030	352,250
740,000	6.00%, 02/22/2033	615,539

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Foreign Government Bonds and Notes — (continued)
$ 205,000	5.88%, 01/30/2060	$ 139,762
455,000	Ecuador Government International Bond(b)(d) 1.00%, 07/31/2035	219,335
515,000	Egypt Government International Bond(b) 7.60%, 03/01/2029	374,670
1,410,000	Emirate of Dubai Government International Bonds(f) 5.25%, 01/30/2043	1,279,567
765,000	Indonesia Government International Bond(b) 4.35%, 01/08/2027	763,027
470,000	Ivory Coast Government International Bond(b) 6.38%, 03/03/2028	416,185
	Mexican Bonos
188,408 (l)	MXN, 6.75%, 03/09/2023	920,205
330,547 (l)	MXN, 8.50%, 11/18/2038(f)	1,560,521
	Mexico Government International Bond
430,000	2.66%, 05/24/2031	353,881
510,000	4.50%, 01/31/2050	397,001
355,000	Morocco Government International Bond(b) 5.50%, 12/11/2042	258,098
	Nigeria Government International Bond(b)
250,000	8.38%, 03/24/2029	189,687
215,000	7.88%, 02/16/2032	149,103
200,000	7.38%, 09/28/2033	130,620
905,000	Oman Government International Bond(b) 7.38%, 10/28/2032	934,018
	Panama Government International Bond
345,000	3.30%, 01/19/2033(f)	294,952
200,000	4.30%, 04/29/2053	156,831
315,000	3.87%, 07/23/2060	222,416
505,000	Philippine Government International Bond 3.70%, 03/01/2041	419,503
415,000	Qatar Government International Bond(b) 3.75%, 04/16/2030	411,447
400,000	Republic of South Africa Government International Bond 4.30%, 10/12/2028	341,240
910,000	Saudi Government International Bond(b) 4.50%, 10/26/2046	829,010
1,700,000	Venezuela Government International Bond(h) 7.65%, 04/21/2025	140,250
TOTAL FOREIGN GOVERNMENT BONDS AND NOTES — 2.55% (Cost $18,523,226)		$ 14,903,025
Principal Amount(a)		Fair Value
MORTGAGE-BACKED SECURITIES
Non-Agency — 7.48%
	Ajax Mortgage Loan Trust(b)
	Series 2019-D Class A1
$ 180,939	2.96%, 09/25/2065(d)	$ 169,967
	Series 2021-A Class A1
516,789	1.07%, 09/25/2065(c)	471,802
410,455	Angel Oak Mortgage Trust(b)(c) Series 2021-3 Class A2 1.31%, 05/25/2066	370,153
359,664	Angel Oak SB Commercial Mortgage Trust(b)(c) Series 2020-SBC1 Class A1 2.07%, 05/25/2050	346,236
	Arroyo Mortgage Trust(b)(c)
	Series 2019-1 Class A1
231,196	3.81%, 01/25/2049	222,606
	Series 2019-2 Class A1
264,847	3.35%, 04/25/2049	257,155
480,000	BANK Series 2021-BN35 Class AS 2.46%, 06/15/2064	394,212
39,844	BB-UBS Trust(b) Series 2012-TFT Class A 2.89%, 06/05/2030	38,888
	BPR Trust(b)(e)
	Series 2021-NRD Class B
130,000	3.46%, 12/15/2023 1-mo. SOFR + 2.12%	125,259
	Series 2021-NRD Class C
145,000	3.76%, 12/15/2023 1-mo. SOFR + 2.42%	138,717
	Series 2021-NRD Class D
90,000	5.06%, 12/15/2023 1-mo. SOFR + 3.72%	85,385
850,820	BRAVO Residential Funding Trust(b)(d) Series 2021-A Class A1 1.99%, 10/25/2059	812,758
730,000	BX Commercial Mortgage Trust(b)(e) Series 2022-AHP Class B 1.89%, 01/17/2039	702,632
985,000	BX Trust(b)(c) Series 2019-OC11 Class D 4.08%, 12/09/2041	856,882
547,238	CIM Trust(b)(d) Series 2021-NR4 Class A1 2.82%, 10/25/2061	513,010
185,000	Citigroup Mortgage Loan Trust(b)(c) Series 2019-RP1 Class M2 4.00%, 01/25/2066	172,225
557,796	Citigroup Mortgage Loan Trust Inc(b)(c) Series 2018-RP1 Class A1 3.00%, 09/25/2064	548,064
	COMM Mortgage Trust
	Series 2012-CR3 Class AM
185,000	3.42%, 10/15/2045(b)	184,114
	Series 2012-LC4 Class B
81,327	4.93%, 12/10/2044(c)	81,207

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 100,000	Commercial Mortgage Pass Through Certificates(b) Series 2012-LTRT Class A2 3.40%, 10/05/2030	$ 96,281
920,000	CoreVest American Finance Trust(b)(d) Series 2021-RTL1 Class A1 2.24%, 03/28/2029	861,657
	Credit Suisse Mortgage Trust(b)
	Series 2014-USA Class B
285,000	4.18%, 09/15/2037	262,252
	Series 2014-USA Class D
100,000	4.37%, 09/15/2037	83,944
	Series 2019-RP10 Class A1
191,484	2.94%, 12/26/2059(c)	188,745
	Series 2020-RPL3 Class A1
191,764	2.69%, 03/25/2060(c)	185,913
	Series 2020-RPL4 Class A1
451,258	2.00%, 01/25/2060(c)	421,964
	Series 2021-RPL1 Class A1
291,546	1.67%, 09/27/2060(c)	275,920
235,000	DBUBS Mortgage Trust(b)(c) Series 2017-BRBK Class D 3.65%, 10/10/2034	221,187
1,040,000	Dominion Mortgage Trust(b)(d) Series 2021-RTL1 Class A1 2.49%, 07/25/2027	977,612
	Ellington Financial Mortgage Trust(b)(c)
	Series 2019-2 Class A3
73,642	3.05%, 11/25/2059	71,271
	Series 2021-2 Class A3
637,543	1.29%, 06/25/2066	573,168
	Extended Stay America Trust(b)(e)
	Series 2021-ESH Class C
193,807	3.03%, 07/15/2038 1-mo. LIBOR + 1.70%	187,480
	Series 2021-ESH Class D
129,205	3.58%, 07/15/2038 1-mo. LIBOR + 2.25%	124,663
218,086	GCAT Trust(b)(c) Series 2019-RPL1 Class A1 2.65%, 10/25/2068	209,556
	Goldman Sachs Mortgage Securities Trust(c)
	Series 2013-PEMB Class A
130,000	3.67%, 03/05/2033(b)	120,612
	Series 2014-GC18 Class B
275,000	4.89%, 01/10/2047	251,763
	GS Mortgage Securities Trust(b)(c)
	Series 2013-G1 Class B
175,000	3.72%, 04/10/2031	168,279
	Series 2013-PEMB Class D
430,000	3.67%, 03/05/2033	337,885
199,959	GS Mortgage-Backed Securities Trust(b)(c) Series 2020-NQM1 Class A3 2.35%, 09/27/2060	192,033
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 1,579,375	Imperial Fund Mortgage Trust(b)(c) Series 2021-NQM4 Class A1 2.09%, 01/25/2057	$ 1,350,535
430,000	JPMorgan Chase Commercial Mortgage Securities Trust(b)(c) Series 2012-LC9 Class C 4.51%, 12/15/2047	425,693
242,862	JPMorgan Mortgage Trust(b)(c) Series 2014-2 Class 2A2 3.50%, 06/25/2029	233,789
	Legacy Mortgage Asset Trust(b)
	Series 2019-GS7 Class A1
328,548	3.25%, 11/25/2059(d)	326,960
	Series 2020-GS1 Class A1
336,852	2.88%, 10/25/2059(d)	334,598
	Series 2020-GS5 Class A1
90,098	3.25%, 06/25/2060(d)	88,699
	Series 2020-RPL1 Class A2
200,000	3.25%, 09/25/2059(c)	183,627
	Series 2021-GS4 Class A1
123,604	1.65%, 11/25/2060(d)	114,576
	LHOME Mortgage Trust(b)
	Series 2021-RTL1 Class A1
515,000	2.09%, 09/25/2026(c)	493,545
	Series 2021-RTL2 Class A1
350,000	2.09%, 06/25/2026(d)	332,219
270,000	Med Trust(b)(e) Series 2021-MDLN Class C 3.13%, 11/15/2038 1-mo. LIBOR + 1.80%	257,458
	Mello Warehouse Securitization Trust(b)(e)
	Series 2021-1 Class C
420,000	1.77%, 02/25/2055 1-mo. LIBOR + 1.10%	405,719
	Series 2021-2 Class C
330,000	2.72%, 04/25/2055 1-mo. LIBOR + 1.10%	325,972
900,000	MetLife Securitization Trust(b)(c) Series 2017-1A Class M1 3.43%, 04/25/2055	839,743
	Mill City Mortgage Loan Trust(b)(c)
	Series 2017-1 Class M2
270,000	3.25%, 11/25/2058	262,067
	Series 2017-3 Class B1
645,910	3.25%, 01/25/2061	592,426
	Series 2017-3 Class M2
498,753	3.25%, 01/25/2061	478,163
	Series 2019-1 Class M2
603,888	3.50%, 10/25/2069	543,863
	Series 2019-GS1 Class A1
258,088	2.75%, 07/25/2059	252,069

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 100,000	Morgan Stanley Bank of America Merrill Lynch Commercial Mortgage Securities Trust(b) Series 2012-CKSV Class A2 3.28%, 10/15/2030	$ 99,057
	Morgan Stanley Bank of America Merrill Lynch Trust(c)
	Series 2013-C11 Class B
80,000	4.50%, 08/15/2046	59,795
	Series 2013-C12 Class C
75,000	4.92%, 10/15/2046	70,935
	New Residential Mortgage Loan Trust(b)
	Series 2016-4A Class B1A
723,156	4.50%, 11/25/2056(c)	710,483
	Series 2017-2A Class A3
1,019,221	4.00%, 03/25/2057(c)	992,277
	Series 2019-RPL2 Class M2
670,000	3.75%, 02/25/2059(c)	617,772
	Series 2021-NQ2R Class A1
218,468	0.94%, 10/25/2058(c)	210,422
	Series 2022-RTL1 Class A1F
650,000	4.34%, 12/25/2026	632,361
68,517	Onslow Bay Mortgage Loan Trust(b)(c) Series 2019-INV1 Class A3 4.50%, 11/25/2048	67,929
490,000	Palisades Mortgage Loan Trust(b)(d) Series 2021-RTL1 Class A1 2.86%, 06/25/2026	464,981
	Preston Ridge Partners Mortgage LLC(b)
	Series 2020-4 Class A1
237,485	2.95%, 10/25/2025(d)	229,730
	Series 2020-6 Class A1
567,111	2.36%, 11/25/2025(d)	542,752
	Series 2021-1 Class A1
502,240	2.12%, 01/25/2026	477,064
	Series 2021-2 Class A1
627,948	2.12%, 03/25/2026(c)	598,194
	Series 2021-3 Class A1
512,968	1.87%, 04/25/2026(d)	483,615
	Series 2021-8 Class A1
355,378	1.74%, 09/25/2026(c)	330,580
	Series 2021-9 Class A1
430,981	2.36%, 10/25/2026(d)	404,607
	Series 2021-RPL1 Class A1
212,644	1.32%, 07/25/2051(d)	196,072
340,765	Provident Funding Mortgage Trust(b)(c) Series 2019-1 Class A2 3.00%, 12/25/2049	306,691
255,000	RBS Commercial Funding Inc Trust(b)(c) Series 2013-GSP Class A 3.96%, 01/15/2032	250,926
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 141,132	RCKT Mortgage Trust(b)(c) Series 2020-1 Class A1 3.00%, 02/25/2050	$ 125,842
557,825	RCO VI Mortgage LLC(b)(d) Series 2022-1 Class A1 3.00%, 01/25/2027	530,835
184,520	Residential Mortgage Loan Trust(b)(c) Series 2019-2 Class A1 2.91%, 05/25/2059	182,608
860,000	Roc Mortgage Trust(b)(c) Series 2021-RTL1 Class A1 2.49%, 08/25/2026	811,601
13,584	Sequoia Mortgage Trust(b)(c) Series 2019-CH2 Class A1 4.50%, 08/25/2049	13,467
208,418	Starwood Mortgage Residential Trust (b)(c) Series 2021-3 Class A3 1.52%, 06/25/2056	185,366
500,000	Toorak Mortgage Corp Ltd(b)(d) Series 2021-1 Class A1 2.24%, 06/25/2024	468,473
	Towd Point Mortgage Trust(b)
	Series 2016-4 Class B1
615,000	3.79%, 07/25/2056(c)	588,304
	Series 2017-1 Class A2
950,000	3.50%, 10/25/2056(c)	932,455
	Series 2017-1 Class M1
635,000	3.75%, 10/25/2056(c)	615,849
	Series 2017-4 Class A2
330,000	3.00%, 06/25/2057(c)	309,389
	Series 2017-4 Class M2
325,000	3.25%, 06/25/2057(c)	294,315
	Series 2017-5 Class M2
340,000	3.12%, 02/25/2057(e) 1-mo. LIBOR + 1.50%	331,874
	Series 2018-4 Class A2
100,000	3.00%, 06/25/2058(c)	90,253
	Series 2018-5 Class M1
170,000	3.25%, 07/25/2058(c)	145,964
	Series 2018-6 Class A1B
300,000	3.75%, 03/25/2058(c)	291,831
	Series 2018-6 Class A2
1,590,000	3.75%, 03/25/2058(c)	1,514,805
	Series 2019-2 Class A2
670,000	3.75%, 12/25/2058(c)	629,978
	Series 2019-2 Class M1
945,000	3.75%, 12/25/2058(c)	832,082
	Series 2019-4 Class A1
258,951	2.90%, 10/25/2059(c)	250,734
	Series 2019-4 Class A2
615,000	3.25%, 10/25/2059(c)	559,313
	Series 2020-1 Class A2B
100,000	3.25%, 01/25/2060(c)	89,056
	Series 2020-1 Class M1
335,000	3.50%, 01/25/2060(c)	295,249
	Series 2021-1 Class A2
1,050,000	2.75%, 11/25/2061(c)	900,421

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
Non-Agency — (continued)
$ 840,000	TVC Mortgage Trust(b)(d) Series 2020-RTL1 Class M 5.19%, 09/25/2024	$ 799,596
109,138	UBS Commercial Mortgage Trust(b)(c) Series 2012-C1 Class D 6.66%, 05/10/2045	101,935
85,000	UBS-Barclays Commercial Mortgage Trust(b)(c) Series 2012-C2 Class BEC 4.89%, 05/10/2063	80,498
	Verus Securitization Trust(b)
	Series 2019-4 Class M1
310,000	3.21%, 11/25/2059(c)	307,540
	Series 2021-R3 Class A1
134,078	1.02%, 04/25/2064(c)	127,495
	Series 2022-4 Class A1
678,171	4.47%, 04/25/2067(d)	670,067
	Series 2022-5 Class A1
1,080,000	3.80%, 04/25/2067(d)	1,042,444
186,714	Visio Trust(b) Series 2020-1R Class A2 1.57%, 11/25/2055	180,434
	Wells Fargo Commercial Mortgage Trust(c)
	Series 2013-LC12 Class B
195,000	4.43%, 07/15/2046	182,863
	Series 2016-C36 Class B
135,000	3.67%, 11/15/2059	118,245
163,972	Wells Fargo Mortgage Backed Securities Trust(b)(c) Series 2020-4 Class A1 3.00%, 07/25/2050	146,684
	WFRBS Commercial Mortgage Trust
	Series 2012-C7 Class C
210,000	4.69%, 06/15/2045(c)	149,100
	Series 2013-C15 Class B
180,000	4.67%, 08/15/2046(c)	171,322
	Series 2014-C20 Class B
190,000	4.38%, 05/15/2047	180,018
	Series 2014-C24 Class AS
390,000	3.93%, 11/15/2047	382,035
	Series 2014-C24 Class B
70,000	4.20%, 11/15/2047(c)	64,850
Principal Amount(a)		Fair Value
Non-Agency — (continued)
	Series 2014-C24 Class C
$ 90,000	4.29%, 11/15/2047(c)	$ 76,402
		43,663,013
U.S. Government Agency — 0.04%
233,427	Federal Home Loan Mortgage Corp Structured Agency Credit Risk Real Estate Mortgage Investment Conduit Trust(b)(e) Series 2022-DNA3 Class M1A 2.93%, 04/25/2042 1-mo. SOFR + 2.00%	229,762
TOTAL MORTGAGE-BACKED SECURITIES — 7.52% (Cost $47,038,232)		$ 43,892,775
MUNICIPAL BONDS AND NOTES
560,000	Broward County Water & Sewer Utility Revenue Series A 4.00%, 10/01/2047	548,748
810,000	Metropolitan Transportation Authority Series A 5.00%, 11/15/2045	879,012
130,000	Sales Tax Securitization Corp Series B 3.41%, 01/01/2043	109,844
2,310,000	Tobacco Settlement Financing Corp Series A-1 6.71%, 06/01/2046	2,145,666
TOTAL MUNICIPAL BONDS AND NOTES — 0.63% (Cost $3,998,250)		$ 3,683,270
U.S. TREASURY BONDS AND NOTES
	United States Treasury Note/Bond
3,470,000	0.13%, 09/30/2022(f)	3,455,557
3,455,000	0.13%, 12/31/2022(m)	3,413,702
6,455,000	0.13%, 02/28/2023	6,345,315
1,430,000	0.13%, 03/31/2023	1,402,238
10,185,000	0.13%, 04/30/2023	9,955,838
5,205,000	0.13%, 05/31/2023	5,076,095
1,460,000	0.13%, 08/31/2023	1,412,493
6,945,000	0.25%, 09/30/2023	6,716,032
4,830,000	1.50%, 02/29/2024	4,716,231
6,165,000	2.50%, 04/30/2024	6,111,297
4,390,000	0.25%, 05/31/2025	4,050,975
3,065,000	0.38%, 07/31/2027	2,679,361
1,485,000	0.38%, 09/30/2027	1,291,718
5,270,000	1.38%, 11/15/2031	4,570,902
3,835,000	1.88%, 02/15/2032	3,474,270

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Principal Amount(a)		Fair Value
U.S. Treasury Bonds and Notes — (continued)
$ 3,460,000	1.88%, 11/15/2051	$ 2,596,081
TOTAL U.S. TREASURY BONDS AND NOTES — 11.52% (Cost $69,420,839)		$ 67,268,105
Shares
COMMON STOCK
Basic Materials — 0.00%(n)
341	Newmont Corp	20,348
Communications — 0.71%
95,643	Altice USA Inc Class A(o)	884,698
484	Cisco Systems Inc	20,638
735	Comcast Corp Class A	28,841
23,947	T-Mobile US Inc(o)	3,221,829
		4,156,006
Consumer, Cyclical — 0.03%
84	Cummins Inc	16,256
58	Home Depot Inc	15,908
650	NMG Parent LLC(o)	113,750
327	Starbucks Corp	24,980
207	Walmart Inc	25,167
		196,061
Consumer, Non-Cyclical — 0.04%
154	Abbott Laboratories	16,732
214	AbbVie Inc	32,776
295	Bristol-Myers Squibb Co	22,715
327	Clarivate PLC(o)	4,532
425	Coca-Cola Co	26,737
36	Elevance Health Inc(o)	17,373
201	Johnson & Johnson	35,680
438	Merck & Co Inc	39,932
200	Procter & Gamble Co	28,758
20	Thermo Fisher Scientific Inc	10,866
26	UnitedHealth Group Inc	13,354
		249,455
Energy — 0.12%
97	Pioneer Natural Resources Co	21,639
4,879	Quarternorth Energy Holding Inc(o)	631,830
577	Williams Cos Inc	18,008
		671,477
Financial — 0.01%
104	American Tower Corp REIT	26,581
43	BlackRock Inc	26,189
253	Morgan Stanley	19,243
		72,013
Shares		Fair Value
Industrial — 0.02%
56	Deere & Co	$ 16,771
17	L3Harris Technologies Inc	4,109
68	Lockheed Martin Corp	29,237
108	Union Pacific Corp	23,034
122	United Parcel Service Inc Class B	22,270
		95,421
Technology — 0.02%
71	Accenture PLC Class A	19,713
161	Apple Inc	22,012
28	Broadcom Inc	13,603
265	Microchip Technology Inc	15,391
101	Microsoft Corp	25,940
117	QUALCOMM Inc	14,945
		111,604
Utilities — 0.01%
203	Duke Energy Corp	21,764
359	NextEra Energy Inc	27,808
		49,572
TOTAL COMMON STOCK — 0.96% (Cost $6,567,846)		$ 5,621,957
CONVERTIBLE PREFERRED STOCK
Communications — 0.11%
577	2020 Cash Mandatory Exchangeable Trust 5.25%(b)	661,588
Energy — 0.10%
12,538	El Paso Energy Capital Trust I 4.75%	582,390
Financial — 0.55%
1,169	Bank of America Corp 7.25%	1,407,488
785,000	Charles Schwab Corp Series H 4.00%	604,254
987	Wells Fargo & Co 7.50%	1,189,335
		3,201,077
Technology — 0.07%
7,075	Clarivate PLC 5.25%	403,770
TOTAL CONVERTIBLE PREFERRED STOCK — 0.83% (Cost $5,633,330)		$ 4,848,825
GOVERNMENT MONEY MARKET MUTUAL FUNDS
492,000	BlackRock FedFund Institutional Class(p), 1.32%(q)	492,000

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
Shares		Fair Value
Government Money Market Mutual Funds — (continued)
1,669,000	Dreyfus Institutional Preferred Government Plus Money Market Fund Class SL(p), 1.46%(q)	$ 1,669,000
492,000	Goldman Sachs Financial Square Government Fund Institutional Class(p), 1.38%(q)	492,000
492,000	Invesco Government & Agency Portfolio Institutional Class(p), 0.84%(q)	492,000
1,759,000	Morgan Stanley Liquidity Government Portfolio Institutional Class(p), 1.38%(q)	1,759,000
TOTAL GOVERNMENT MONEY MARKET MUTUAL FUNDS — 0.84% (Cost $4,904,000)		$ 4,904,000
Principal Amount
SHORT TERM INVESTMENTS
U.S. Government Agency Bonds and Notes — 0.55%
$3,200,000	Federal Home Loan Bank(i) 1.01%, 07/01/2022	3,200,000
Repurchase Agreements — 3.02%
5,356,783	Undivided interest of 11.42% in a repurchase agreement (principal amount/value $46,928,436 with a maturity value of $46,930,457) with Bank of Montreal, 1.55%, dated 6/30/22 to be repurchased at $5,356,783 on 7/1/22 collateralized by various U.S. Government Agency securities, 2.00% - 5.50%, 5/1/35 - 5/20/72, with a value of $47,867,005.(p)	5,356,783
5,356,783	Undivided interest of 4.92% in a repurchase agreement (principal amount/value $108,943,097 with a maturity value of $108,947,788) with RBC Capital Markets Corp, 1.55%, dated 6/30/22 to be repurchased at $5,356,783 on 7/1/22 collateralized by U.S. Treasury securities and various U.S. Government Agency securities, 0.00% - 6.88%, 8/16/22 - 5/20/52, with a value of $111,121,960.(p)	5,356,783
Principal Amount		Fair Value
Repurchase Agreements — (continued)
$ 5,356,783	Undivided interest of 4.95% in a repurchase agreement (principal amount/value $108,359,862 with a maturity value of $108,364,527) with Bank of America Securities Inc, 1.55%, dated 6/30/22 to be repurchased at $5,356,783 on 7/1/22 collateralized by Government National Mortgage Association securities, 1.00% - 8.50%, 1/20/24 - 6/20/52, with a value of $110,527,059.(p)	$ 5,356,783
1,583,843	Undivided interest of 7.50% in a repurchase agreement (principal amount/value $21,131,348 with a maturity value of $21,132,228) with Citigroup Global Markets Inc, 1.50%, dated 6/30/22 to be repurchased at $1,583,843 on 7/1/22 collateralized by U.S. Treasury securities, 1.88% - 3.25%, 6/30/24 - 5/15/52, with a value of $21,553,975.(p)	1,583,843
		17,654,192
TOTAL SHORT TERM INVESTMENTS — 3.57% (Cost $20,854,192)		$ 20,854,192
TOTAL INVESTMENTS — 100.76% (Cost $654,959,451)		$588,254,018
OTHER ASSETS & LIABILITIES, NET — (0.76)%		$ (4,454,749)
TOTAL NET ASSETS — 100.00%		$583,799,269

See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Schedule of Investments
As of June 30, 2022 (Unaudited)
(a)	Amount is stated in U.S. dollars unless otherwise noted.
(b)	Represents securities sold under Rule 144A, which are exempt from registration under the Securities Act of 1933, as amended.
(c)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
(d)	Step bond; a zero coupon bond that converts to a fixed rate or variable interest rate at a designated future date. Rate disclosed represents effective yield at June 30, 2022. Maturity date disclosed represents final maturity date.
(e)	Adjustable rate security; interest rate is subject to change. Interest rate shown reflects the rate in effect at June 30, 2022.
(f)	All or a portion of the security is on loan at June 30, 2022.
(g)	Security has no contractual maturity date and pays an indefinite stream of interest.
(h)	Security in default.
(i)	Zero coupon bond; the interest rate shown is the effective yield on date of purchase.
(j)	Security is a payment-in-kind bond (PIK); income may be received in cash or additional securities at the discretion of the issuer.
(k)	Principal amount is stated in 1,000 Brazilian Real Units.
(l)	Principal amount is stated in 100 Mexican Peso Units.
(m)	All or a portion of the security has been segregated to cover initial margin requirements on open futures contracts.
(n)	Represents less than 0.005% of net assets.
(o)	Non-income producing security.
(p)	Collateral received for securities on loan.
(q)	Rate shown is the 7-day yield as of June 30, 2022.
LIBOR	London Interbank Offered Rate is the interest rate banks charge each other for short-term loans.
LP	Limited Partnership
REIT	Real Estate Investment Trust
SOFR	Secured Overnight Financing Rate is the secured interbank overnight interest rate and reference rate established as an alternative to LIBOR.
At June 30, 2022, the Fund held the following outstanding exchange traded futures contracts:
Description	Number of Contracts		Notional Amount	Expiration Date	Fair Value and Net Unrealized Appreciation
Long
U.S. 10 Year Treasury Ultra Futures	135	USD	17,195,625	September 2022	$645,423
Currency Abbreviations
BRL	Brazilian Real
EUR	Euro Dollar
MXN	Mexican Peso
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Assets and Liabilities
As of June 30, 2022 (Unaudited)
Great-West Multi-Sector Bond Fund
ASSETS:
Investments in securities, fair value (including $21,494,976 of securities on loan)(a)	$570,599,826
Repurchase agreements, fair value(b)	17,654,192
Cash	12,830,590
Cash pledged on futures contracts	219,709
Dividends and interest receivable	4,959,162
Subscriptions receivable	872,564
Receivable for investments sold	8,686,583
Variation margin on futures contracts	179,296
Total Assets	616,001,922
LIABILITIES:
Payable for director fees	7,369
Payable for investments purchased	8,760,589
Payable for other accrued fees	87,993
Payable for shareholder services fees	38,915
Payable to investment adviser	225,777
Payable upon return of securities loaned	22,558,192
Redemptions payable	523,818
Total Liabilities	32,202,653
NET ASSETS	$583,799,269
NET ASSETS REPRESENTED BY:
Capital stock, $0.10 par value	$6,501,775
Paid-in capital in excess of par	649,498,760
Undistributed/accumulated deficit	(72,201,266)
NET ASSETS	$583,799,269
NET ASSETS BY CLASS
Investor Class	$141,374,330
Institutional Class	$442,424,939
CAPITAL STOCK:
Authorized
Investor Class	50,000,000
Institutional Class	195,000,000
Issued and Outstanding
Investor Class	11,353,957
Institutional Class	53,663,797
NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE:
Investor Class	$12.45
Institutional Class	$8.24
(a) Cost of investments	$637,305,259
(b) Cost of repurchase agreements	$17,654,192
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Operations
For the period ended June 30, 2022 (Unaudited)
Great-West Multi-Sector Bond Fund
INVESTMENT INCOME:
Interest	$13,033,847
Income from securities lending	49,126
Dividends	173,087
Total Income	13,256,060
EXPENSES:
Management fees	1,648,005
Shareholder services fees – Investor Class	256,265
Audit and tax fees	29,566
Custodian fees	42,038
Director's fees	16,274
Legal fees	2,432
Pricing fees	57,665
Registration fees	32,690
Shareholder report fees	1,314
Transfer agent fees	4,709
Other fees	5,348
Total Expenses	2,096,306
Less amount waived by investment adviser	98,918
Net Expenses	1,997,388
NET INVESTMENT INCOME	11,258,672
NET REALIZED AND UNREALIZED GAIN (LOSS):
Net realized loss on investments and foreign currency transactions	(7,853,912)
Net Realized Loss	(7,853,912)
Net change in unrealized depreciation on investments and foreign currency translations	(77,907,808)
Net change in unrealized appreciation on futures contracts	645,423
Net Change in Unrealized Depreciation	(77,262,385)
Net Realized and Unrealized Loss	(85,116,297)
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(73,857,625)
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
Statement of Changes in Net Assets
For the period ended June 30, 2022 and fiscal year ended December 31, 2021
Great-West Multi-Sector Bond Fund	2022 (Unaudited)	2021
OPERATIONS:
Net investment income	$11,258,672	$20,732,944
Net realized gain (loss)	(7,853,912)	17,769,146
Net change in unrealized depreciation	(77,262,385)	(30,806,293)
Net Increase (Decrease) in Net Assets Resulting from Operations	(73,857,625)	7,695,797
DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income and net realized gains
Investor Class	(1,437,698)	(6,190,549)
Institutional Class	(9,099,494)	(34,384,715)
From Net Investment Income and Net Realized Gains	(10,537,192)	(40,575,264)
CAPITAL SHARE TRANSACTIONS:
Shares sold
Investor Class	21,839,813	41,442,945
Institutional Class	33,038,999	136,139,389
Shares issued in reinvestment of distributions
Investor Class	1,437,698	6,190,549
Institutional Class	9,099,494	34,384,715
Shares redeemed
Investor Class	(26,136,443)	(56,346,837)
Institutional Class	(61,738,031)	(79,514,793)
Net Increase (Decrease) in Net Assets Resulting from Capital Share Transactions	(22,458,470)	82,295,968
Total Increase (Decrease) in Net Assets	(106,853,287)	49,416,501
NET ASSETS:
Beginning of Period	690,652,556	641,236,055
End of Period	$583,799,269	$690,652,556
CAPITAL SHARE TRANSACTIONS - SHARES:
Shares sold
Investor Class	1,690,373	2,857,211
Institutional Class	3,687,155	13,740,679
Shares issued in reinvestment of distributions
Investor Class	114,924	433,753
Institutional Class	1,098,973	3,592,886
Shares redeemed
Investor Class	(1,968,674)	(3,885,441)
Institutional Class	(7,011,097)	(8,026,012)
Net Increase (Decrease)	(2,388,346)	8,713,076
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Financial Highlights
Selected data for a share of capital stock of the Fund throughout the periods indicated.
		Income (Loss) from Investment Operations:			Less Distributions:
	Net asset value, beginning of period	Net investment income(a)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	Total Distributions	Net asset value, end of period	Total Return(b)(c)
Investor Class
6/30/2022(Unaudited)	$14.15	0.22	(1.78)	(1.56)	(0.14)	—	(0.14)	$12.45	(11.04%) (d)
12/31/2021	$14.57	0.41	(0.28)	0.13	(0.34)	(0.21)	(0.55)	$14.15	0.89%
12/31/2020	$13.85	0.52	0.72	1.24	(0.45)	(0.07)	(0.52)	$14.57	9.10%
12/31/2019	$12.62	0.56	0.91	1.47	(0.22)	(0.02)	(0.24)	$13.85	11.74%
12/31/2018	$13.42	0.52	(0.93)	(0.41)	(0.32)	(0.07)	(0.39)	$12.62	(3.10%)
12/31/2017	$12.85	0.47	0.33	0.80	(0.23)	—	(0.23)	$13.42	6.27%
Institutional Class
6/30/2022(Unaudited)	$ 9.44	0.16	(1.19)	(1.03)	(0.17)	—	(0.17)	$ 8.24	(10.88%) (d)
12/31/2021	$ 9.98	0.31	(0.19)	0.12	(0.45)	(0.21)	(0.66)	$ 9.44	1.16%
12/31/2020	$ 9.69	0.39	0.51	0.90	(0.54)	(0.07)	(0.61)	$ 9.98	9.49%
12/31/2019	$ 8.91	0.43	0.64	1.07	(0.27)	(0.02)	(0.29)	$ 9.69	12.16%
12/31/2018	$ 9.68	0.41	(0.67)	(0.26)	(0.44)	(0.07)	(0.51)	$ 8.91	(2.80%)
12/31/2017	$ 9.40	0.38	0.24	0.62	(0.34)	—	(0.34)	$ 9.68	6.68%
	Net assets, end of period (000)	Ratio of expenses to average net assets (before reimbursement and/or waiver, if applicable)	Ratio of expenses to average net assets (after reimbursement and/or waiver, if applicable)	Ratio of net investment income to average net assets (after reimbursement and/or waiver, if applicable)	Portfolio turnover rate(e)
Investor Class
06/30/2022(Unaudited)	$141,374	0.94% (f)	0.90% (f)	3.29% (f)	22% (d)
12/31/2021	$162,932	0.93%	0.90%	2.83%	67%
12/31/2020	$176,480	0.93%	0.90%	3.69%	102%
12/31/2019	$185,209	0.92%	0.90%	4.18%	81%
12/31/2018	$195,275	0.91%	0.90%	3.93%	61%
12/31/2017	$285,372	0.90%	0.90%	3.57%	19%
Institutional Class
06/30/2022(Unaudited)	$442,425	0.58% (f)	0.55% (f)	3.64% (f)	22% (d)
12/31/2021	$527,720	0.57%	0.55%	3.16%	67%
12/31/2020	$464,756	0.57%	0.55%	4.04%	102%
12/31/2019	$471,986	0.56%	0.55%	4.52%	81%
12/31/2018	$421,840	0.55%	0.55%	4.31%	61%
12/31/2017	$491,759	0.55%	0.55%	3.91%	19%
(a)	Per share amounts are based upon average shares outstanding.
(b)	Total return does not include any fees or expenses of variable insurance contracts, if applicable. If such fees or expenses were included, the return shown would have been lower.
(c)	Total return shown net of expenses reimbursed and/or waived, if applicable. Without the expense reimbursement and/or waiver, the return shown would have been lower.
(d)	Not annualized for periods less than one full year.
(e)	Portfolio turnover is calculated at the Fund level.
(f)	Annualized.
See Notes to Financial Statements.

Semi-Annual Report - June 30, 2022

GREAT-WEST FUNDS, INC.
GREAT-WEST MULTI-SECTOR BOND FUND
Notes to Financial Statements (Unaudited)

1.  ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Great-West Funds, Inc. (Great-West Funds), a Maryland corporation, was organized on December 7, 1981 and is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company. Great-West Funds presently consists of forty-five funds. Interests in the Great-West Multi-Sector Bond Fund (the Fund) are included herein. The investment objective of the Fund is to seek high total investment return through a combination of current income and capital appreciation. The Fund is diversified as defined in the 1940 Act. The Fund is available as an investment option to insurance company separate accounts for certain variable annuity contracts and variable life insurance policies, to individual retirement account custodians or trustees, to plan sponsors of qualified retirement plans, to college savings programs, and to asset allocation funds that are a series of Great-West Funds.
The Fund offers two share classes, referred to as Investor Class and Institutional Class shares. All shares of the Fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, expenses (other than those attributable to a specific class) and realized and unrealized gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against operations of that class. Expenses incurred by Great-West Funds, which are not Fund specific, are allocated based on relative net assets or other appropriate allocation methods.
The outbreak of the novel strain of coronavirus, specifically identified as "COVID-19", has affected the worldwide economy, the financial health of individual companies and the market in general. Global equity markets have experienced significant volatility and weakness. Governments and central banks have reacted with significant monetary and fiscal interventions designed to stabilize economic conditions. The duration and impact of the COVID-19 outbreak is unknown at this time, as is the efficacy of the government and central bank interventions. It is not possible to reliably estimate the length and severity of these developments and the impact on the financial results and condition of the Fund in future periods.
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The Fund is also an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The following is a summary of the significant accounting policies of the Fund.
Security Valuation
The Board of Directors of the Fund has adopted policies and procedures for the valuation of the Fund’s securities and assets, and has appointed the Fair Value Pricing Committee of the investment adviser, Great-West Capital Management, LLC, to complete valuation determinations under those policies and procedures.
The Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (NYSE) on each day the NYSE is open for trading. The net asset value (NAV) of each class of the Fund's shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of each class of the Fund on each valuation date.

Semi-Annual Report - June 30, 2022

For securities that are traded on only one exchange, the last sale price as of the close of business of that exchange will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities traded on more than one exchange, or upon one or more exchanges and in the over-the-counter (OTC) market, the last sale price as of the close of business on the market which the security is traded most extensively will be used. If the closing price is not available, the current bid as of the close of business will be used. For securities that principally trade on the NASDAQ National Market System, the NASDAQ official closing price will be used.
Short term securities purchased with less than 60 days remaining until maturity and all U.S. Treasury Bills are valued on the basis of amortized cost, which has been determined to approximate fair value. Short term securities purchased with more than 60 days remaining until maturity are valued using pricing services, or in the event a price is not available from a pricing service, may be priced using other methodologies approved by the Board of Directors, including model pricing or pricing on the basis of quotations from brokers or dealers, and will continue to be priced until final maturity.
Fixed income investments, including bank loans, are valued using evaluated bid prices from approved pricing services when available and appropriate based on the conditions of the market. If a price cannot be located from either the primary or secondary sources, or if the market is determined to be illiquid or inactive, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Investments in shares of the underlying mutual funds are valued at the net asset value as reported by the underlying mutual fund, which may be obtained from pricing services or other pricing sources.
Foreign equity securities are generally valued using an adjusted systematic fair value price from an independent pricing service. Foreign exchange rates are determined at a time that corresponds to the closing of the NYSE.
For derivatives that are traded on an exchange, the last sale price as of the close of business of the exchange will be used. For derivatives traded over-the-counter (OTC), independent pricing services will be utilized when possible. If a price cannot be located from the primary source, other appropriate sources, which may include the use of an internally developed valuation model, another external pricing vendor or sourcing a price from a broker, may be used.
Independent pricing services are approved by the Board of Directors and are utilized for all investment types when available. In some instances valuations from independent pricing services are not available or do not reflect events in the market between the time the market closed and the valuation time and therefore fair valuation procedures are implemented. The fair value for some securities may be obtained from pricing services or other pricing sources. The inputs used by the pricing services are reviewed quarterly or when the pricing vendor issues updates to its pricing methodologies. Broker quotes are analyzed through an internal review process, which includes a review of known market conditions and other relevant data. Developments that might trigger fair value pricing could be natural disasters, government actions or fluctuations in domestic and foreign markets.

Semi-Annual Report - June 30, 2022

The following table provides examples of the inputs that are commonly used for valuing particular classes of securities. These classifications are not exclusive, and any inputs may be used to value any other security class.
Class	Inputs
Asset-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, and monthly payment information.
Bank Loans	Broker quotes, Loan Syndications and Trading Association daily marks, loan analytics and market news.
Corporate Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include observations of equity and credit default swap curves related to issuer.
Convertible Bonds, Convertible Preferred Stock	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include exchange prices.
Foreign Government Bonds and Notes	Benchmark yields, executed trades, broker/dealer quotes, credit information, collateral attributes, issuer spreads, benchmark securities, treasury/swap maturity curves, issuer spread curves, evaluated bids, market corroborated inputs, offers and reference data including market research publications.
Mortgage-Backed Securities	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs may also include new issue data, collateral performance, TBA prices, monthly payment information and third party real estate analysis.
Municipal Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications. Inputs also may include reported trades, benchmark yields, new issue data, and material event notices.
U.S. Treasury Bonds and Notes	Benchmark yields, reported trades, broker/dealer quotes, issuer spreads, two-sided markets, benchmark securities, bids, evaluated bids, offers and reference data including market research publications.
Common Stock	Exchange traded close price, bids, evaluated bids, open and close price of the local exchange, exchange rates, fair values based on significant market movement and various index data.
Government Money Market Mutual Funds	Net asset value of underlying mutual fund.
Short Term Investments	Maturity date, credit quality and interest rates.
Futures Contracts	Exchange traded close price.
The Fund classifies its valuations into three levels based upon the observability of inputs to the valuation of the Fund’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. Classification is based on the lowest level of input significant to the fair value measurement. The three levels are defined as follows:
Level 1 – Unadjusted quoted prices for identical securities in active markets.
Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.
Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the Fund’s own assumptions and would be based on the best information available under the circumstances.
As of June 30, 2022, the inputs used to value the Fund’s investments are detailed in the following table. More information regarding the sector classifications, as applicable, are included in the Schedule of Investments. There were no transfers in or out of Level 3 during the period.

Semi-Annual Report - June 30, 2022

	Level 1	Level 2	Level 3	Total
Assets
Investments, at fair value:
Asset-Backed Securities	$ —	$ 90,343,560	$ —	$ 90,343,560
Bank Loans	—	46,162,488	—	46,162,488
Corporate Bonds and Notes	—	273,867,955	—	273,867,955
Convertible Bonds	—	11,903,866	—	11,903,866
Foreign Government Bonds and Notes	—	14,903,025	—	14,903,025
Mortgage-Backed Securities	—	43,892,775	—	43,892,775
Municipal Bonds and Notes	—	3,683,270	—	3,683,270
U.S. Treasury Bonds and Notes	—	67,268,105	—	67,268,105
Common Stock
Technology	111,604	—	—	111,604
Consumer, Non-cyclical	249,455	—	—	249,455
Utilities	49,572	—	—	49,572
Communications	4,156,006	—	—	4,156,006
Industrial	95,421	—	—	95,421
Financial	72,013	—	—	72,013
Consumer, Cyclical	196,061	—	—	196,061
Basic Materials	20,348	—	—	20,348
Energy	39,647	631,830	—	671,477
Convertible Preferred Stock
Financial	3,201,077	—	—	3,201,077
Energy	582,390	—	—	582,390
Communications	661,588	—	—	661,588
Technology	—	403,770	—	403,770
Government Money Market Mutual Funds	4,904,000	—	—	4,904,000
Short Term Investments	—	20,854,192	—	20,854,192
Total investments, at fair value:	14,339,182	573,914,836	0	588,254,018
Other Financial Investments:
Futures Contracts(a)	645,423	—	—	645,423
Total Assets	$ 14,984,605	$ 573,914,836	$ 0	$ 588,899,441
(a)	Futures Contracts are reported at the security’s unrealized appreciation (depreciation), which represents the change in the contract’s value from trade date.
Repurchase Agreements
The Fund may engage in repurchase agreement transactions with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund will purchase securities at a specified price with an agreement to sell the securities to the same counterparty at a specified time, price and interest rate. The Fund’s custodian and/or securities lending agent receives delivery of the underlying securities collateralizing a repurchase agreement. Collateral is at least equal to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.
Foreign Currency Translations and Transactions
The accounting records of the Fund are maintained in U.S. dollars. Investment securities, and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of the transactions.
The Fund does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss.

Semi-Annual Report - June 30, 2022

Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded by the Fund and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates. These gains and losses are included in net realized gain or loss and change in net unrealized appreciation or depreciation on the Statement of Operations.
Security Transactions
Security transactions are accounted for on the date the security is purchased or sold (trade date). Realized gains and losses from investments sold are determined on a specific lot selection. Dividend income for the Fund is accrued as of the ex-dividend date and interest income, including amortization of discounts and premiums, is recorded daily.
Federal Income Taxes and Distributions to Shareholders
The Fund intends to comply with provisions under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its net taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders. Therefore, no federal income or excise tax provision is required. The Fund files income tax returns in U.S. federal and applicable state jurisdictions. The statute of limitations on the Fund’s tax return filings generally remains open for the three preceding fiscal reporting period ends. State tax returns may remain open for an additional fiscal year.
Distributions to shareholders from net investment income of the Fund, if any, are declared and paid semi-annually. Capital gain distributions of the Fund, if any, are declared and paid at least annually. Distributions are reinvested in additional shares of the Fund at net asset value and are declared separately for each class. Distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles.
Net investment income (loss) and net realized gain (loss) for federal income tax purposes may differ from those reported on the financial statements because of temporary and permanent book-tax basis differences. Book-tax differences may include but are not limited to the following: wash sales, distribution adjustments, market discount adjustments, real estate investment trust securities and foreign currency reclassifications.
The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation for federal income tax purposes as of June 30, 2022 were as follows:
Federal tax cost of investments	$686,714,766
Gross unrealized appreciation on investments	3,327,166
Gross unrealized depreciation on investments	(101,142,491)
Net unrealized depreciation on investments	$(97,815,325)
2.  DERIVATIVE FINANCIAL INSTRUMENTS
The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates.
In pursuit of the Fund's investment objectives, the Fund may seek to use derivatives to increase or decrease its exposure to the following market risks:
Equity Risk - The risk that relates to the change in value of equity securities as they relate to increases or decreases in the general market.
Futures Contracts
The Fund uses futures contracts to equitize cash. A futures contract is an agreement between two parties to buy or sell a specified underlying investment for a fixed price at a specified future date. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the value of the contracts and the underlying securities that comprise the index, or that the clearinghouse will fail to perform its obligations.

Semi-Annual Report - June 30, 2022

Futures contracts are reported in a table following the Schedule of Investments. Upon entering into a futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Receipts or payments, known as variation margin, are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. This is recorded as variation margin on futures contracts on the Statement of Assets and Liabilities. When the Fund enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed, and is reflected in net realized gain or loss on the Statement of Operations. The Fund held an average of 23 futures contracts for the reporting period.
Derivative Financial Instruments Categorized by Risk Exposure
Valuation of derivative investments as of June 30, 2022 is as follows:
Asset Derivatives
Risk Exposure	Statement of Assets and Liabilities Location	Fair Value
Equity contracts (futures contracts)	Net unrealized appreciation on futures contracts	$645,423 (a)
(a)Includes cumulative appreciation of futures contracts as reported in the Fund’s Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The effect of derivative investments for the period ended June 30, 2022 is as follows:
	Change in Unrealized Appreciation or (Depreciation)
Risk Exposure	Statement of Operations Location
Equity contracts (futures contracts)	Net change in unrealized appreciation on futures contracts	$645,423
3.  INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES
Great-West Funds entered into an investment advisory agreement with Great-West Capital Management, LLC (GWCM) (the Adviser), a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (GWL&A). As compensation for its services to Great-West Funds, the Adviser receives monthly compensation at the annual rate of 0.52% of the Fund’s average daily net assets up to $1 billion dollars, 0.47% of the Fund’s average daily net assets over $1 billion dollars and 0.42% of the Fund’s average daily net assets over $2 billion dollars. Certain administration and accounting services fees for the Fund are included in the investment advisory agreement.
The Adviser contractually agreed to waive fees or reimburse expenses that exceed an annual rate of 0.55% of the Fund’s average daily net assets attributable to each Class, including management fees and expenses paid directly by the Fund, excluding shareholder service fees and certain extraordinary expenses (the “Expense Limit”). The agreement’s current term ends on April 30, 2023 and automatically renews for one-year unless terminated upon written notice within 90 days of the end of the current term or upon termination of the investment advisory agreement. The amount waived or reimbursed, if any, is reflected in the Statement of Operations.
The Adviser is permitted upon approval by the Board of Directors to recoup amounts waived or reimbursed by the Fund in future periods, not exceeding three years following the particular waiver/reimbursement, provided the total annual operating expenses of each Class of the Fund plus such recoupment do not exceed the lesser of the Expense Limit that was in place at the time of the waiver/reimbursement or the Expense Limit in place at the time of recoupment. At June 30, 2022, the amounts subject to recoupment were as follows:
Expires December 31, 2022	Expires December 31, 2023	Expires December 31, 2024	Expires June 30, 2025	Recoupment of Past Reimbursed Fees by the Adviser
$85,481	$152,623	$151,895	$98,918	$0

Semi-Annual Report - June 30, 2022

The Adviser and Great-West Funds have entered into a sub-advisory agreement with Loomis, Sayles & Company, L.P. and Newfleet Asset Management, LLC. The Adviser is responsible for compensating the Sub-Advisers for their services.
Great-West Funds entered into a shareholder services agreement with Empower Retirement, LLC (Empower), an affiliate of GWCM and subsidiary of GWL&A. Pursuant to the shareholder services agreement, Empower provides various recordkeeping, administrative and shareholder services to shareholders and receives from the Investor Class shares of the Fund a fee equal to 0.35% of the average daily net asset value of the share class.
GWFS Equities, Inc. (the Distributor), is a wholly-owned subsidiary of GWL&A and the principal underwriter to distribute and market the Fund.
Certain officers of Great-West Funds are also directors and/or officers of GWL&A or its subsidiaries. No officer or interested director of Great-West Funds receives any compensation directly from Great-West Funds. The total compensation paid to the independent directors with respect to all forty-five funds for which they serve as directors was $690,500 for the fiscal period ended June 30, 2022.
4.  PURCHASES AND SALES OF INVESTMENTS
For the period ended June 30, 2022, the aggregate cost of purchases and proceeds from sales of investments (excluding all U.S. Government securities and short-term securities) were $101,504,646 and $154,492,882, respectively. For the same period, the aggregate cost of purchases and proceeds from sales of long-term U.S. Government securities were $33,791,762 and $11,995,738, respectively.
5.  SECURITIES LOANED
The Fund has entered into a securities lending agreement with its custodian as securities lending agent. Under the terms of the agreement the Fund receives income after deductions of other amounts payable to the securities lending agent or to the borrower from lending transactions. In exchange for such fees, the securities lending agent is authorized to loan securities on behalf of the Fund against receipt of cash collateral at least equal in value at all times to the value of the securities loaned plus accrued interest. The fair value of the loaned securities is determined daily at the close of business of the Fund and necessary collateral adjustments are made between the Fund and its counterparties on the next business day through the delivery or receipt of additional collateral. The Fund also continues to receive interest or dividends on the securities loaned. Cash collateral is invested in securities approved by the Board of Directors. The Fund bears the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment. As of June 30, 2022, the Fund had securities on loan valued at $21,494,976 and received collateral as reported on the Statement of Assets and Liabilities of $22,558,192 for such loan which was invested in Repurchase Agreements collateralized by U.S. Government or U.S. Government Agency securities and Government Money Market Mutual Funds. The Repurchase Agreements can be jointly purchased with other lending agent clients and in the event of a default by the counterparty, all lending agent clients would share ratably in the collateral.
Under the securities lending agreement, the collateral pledged is, by definition, the securities loaned against the cash borrowed. The following table summarizes the cash collateral liability under the securities lending agreement by class of securities loaned as of June 30, 2022. Additional information regarding the Fund's securities on loan is included in the Schedule of Investments.
Security lending transactions	Total (a)
Corporate Bonds and Notes	$17,421,418
Convertible Bonds	2,751,415
Foreign Government Bonds and Notes	1,369,109
U.S. Treasury Bonds and Notes	1,016,250
Total secured borrowings	$22,558,192
(a)	The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

Semi-Annual Report - June 30, 2022

6.  INDEMNIFICATIONS
The Fund’s organizational documents provide current and former officers and directors with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.
7.  SUBSEQUENT EVENT
Management has reviewed all events subsequent to June 30, 2022, including the estimates inherent in the process of preparing these financial statements through the date the financial statements were issued.
Effective August 1, 2022, Empower renamed certain operating companies within its corporate group to include “Empower” in the legal name. In addition, the Great-West Multi-Sector Bond Fund changed its name to the Empower Multi-Sector Bond Fund on August 1, 2022.

Semi-Annual Report - June 30, 2022

Availability of Quarterly Portfolio Schedule
Great-West Funds files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form NPORT-EX. Great-West Funds’ Forms NPORT-EX are available on the Commission’s website at http://www.sec.gov, and may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.
Availability of Proxy Voting Policies and Procedures
A description of the policies and procedures that Great-West Funds uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Availability of Proxy Voting Record
Information regarding how Great-West Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge, upon request, by calling 1-866-831-7129, and on the SEC website at http://www.sec.gov.
Funds' Liquidity Risk Management Program
The Funds have adopted and implemented a written liquidity risk management program as required by Rule 22e-4 under the Investment Company Act. The program is designed to assess and manage each Fund’s liquidity risk, taking into consideration the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short and long-term cash flow projections, and its cash holdings and access to other funding sources. The Funds’ Board of Directors approved the designation of the GWCM Liquidity Risk Management Committee as the administrator of the liquidity risk management program. The Liquidity Risk Management Committee includes representatives from the Adviser’s Risk, Trading, Investment Valuation, and Regulatory Compliance departments and is responsible for the program’s administration and oversight and for reporting to the Board on at least an annual basis regarding, among other things, the program’s operation, adequacy and effectiveness. The Liquidity Risk Management Committee reassessed each Fund’s liquidity risk profile, considering additional data gathered through March 31, 2022 and the adequacy and effectiveness of the liquidity risk management program’s operations since March 31, 2021 (the “covered period”) in order to prepare a written report to the Board of Directors for review at its meeting held on June 16, 2022. The report stated that:
(i) the program performed well during the covered period and meets the needs and profile of the Funds,
(ii) the Funds benefit from the stability of their shareholder base,
(iii) the selection of two vendors to supply liquidity measurement products has proven to be extremely helpful,
(iv) no changes were proposed to the program as of the date of the report, and
(v) no Fund approached the internal triggers set by the Liquidity Risk Management Committee or the regulatory percentage limitation (15%) on holdings in illiquid investments.
The report also stated that it continues to be appropriate to not set a “highly liquid investment minimum” for any Funds because the Funds primarily hold “highly liquid investments” and reviewed the changes to the program since inception.
Investment Advisory Contract Approval
The Board of Directors (the “Board”) of Great-West Funds, Inc. (the “Company”), including the Directors who are not interested persons of the Company (the “Independent Directors”), at a meeting held on April 21, 2022 (the “April Board Meeting”), unanimously approved the continuation of (i) the investment advisory agreement (the “Advisory Agreement”) between Great-West Capital Management, LLC (“GWCM”) and the Company, on behalf of Great-West Multi-Sector Bond Fund (the “Fund”), a series of the Company, and (ii) the investment sub-advisory agreements (the “Sub-Advisory Agreements” or each, a “Sub-Advisory Agreement”) by and among the Company, GWCM and each of Loomis, Sayles & Company, L.P. (“Loomis Sayles”) and Newfleet Asset Management LLC (“Newfleet” and together with Loomis Sayles, the “Sub-Advisers” or each, a “Sub-Adviser”), with respect to the Fund. (The Fund and the Company’s other series are referred to collectively as the “Great-West Funds.”)

Pursuant to the Advisory Agreement, GWCM acts as investment adviser and, subject to oversight by the Board, directs the investments of the Fund in accordance with its investment objective, policies and limitations. GWCM also provides, subject to oversight by the Board, the management and administrative services necessary for the Fund’s operation. In addition, GWCM is responsible for allocating the Fund’s assets among one or more sub-advisers—including, in this case, each of Loomis Sayles and Newfleet. In this connection, the Fund operates under a manager-of-managers structure pursuant to an order issued by the United States Securities and Exchange Commission, which permits GWCM to enter into and materially amend the Sub-Advisory Agreements with Board approval but without shareholder approval, unless the sub-adviser is an affiliated person. Under this structure, GWCM is responsible for monitoring and evaluating the performance of each Sub-Adviser for its sleeve of the Fund and for recommending the hiring, termination and replacement of each Sub-Adviser to the Board.
Pursuant to its respective Sub-Advisory Agreement, each Sub-Adviser, subject to general supervision and oversight by GWCM and the Board, is responsible for the day-to-day management of the investment and reinvestment of its allocated portion of the Fund’s portfolio, which includes making decisions to buy, sell or hold any particular security.
On March 23, 2022 (the “March Meeting”), the Independent Directors met separately with independent legal counsel in advance of the April Board Meeting to evaluate information encompassing a wide variety of topics and furnished by GWCM and each Sub-Adviser in connection with the proposed continuation of the Advisory Agreement and Sub-Advisory Agreements (collectively, the “Agreements” or each, an “Agreement”), and met with representatives of GWCM to review, among other things, comparative information on the Fund’s investment performance, fees and expenses, including data prepared by Broadridge Financial Solutions, Inc. ( “Broadridge”), an independent provider of investment company data. In addition, at the March Meeting the Independent Directors met separately with representatives of an independent provider of mutual fund advisory contract renewal consulting services (the “Independent Consultant”) to review comparative information regarding the Fund’s investment performance, fees and expenses, as well as the portion of the management fee retained and enterprise profitability data, and further discussed such information with GWCM. The Independent Directors also considered additional information provided in response to their requests made following the March Meeting. The Independent Directors further discussed continuation of the Agreements separately with independent legal counsel, including at a separate meeting of the Independent Directors convened immediately prior to the April Board Meeting and at the April Board Meeting. The Independent Directors weighed and considered the information provided in light of their substantial accumulated experience in governing the Fund and the other Great-West Funds. Although the Board considered the approval of the Agreements for the Fund as part of its multi-faceted annual review process of agreements across the Great-West Funds, the Board’s approvals were made on a fund-by-fund basis.
In approving the continuation of each of the Agreements, the Board considered such information as the Board deemed reasonably necessary to evaluate the terms of the Agreements. The Board noted that performance information is provided to the Board on an ongoing basis at regular Board meetings held throughout the year. Furthermore, at each of its meetings, the Board covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of advisory agreements for the Great-West Funds, including the services and support provided to each of the Great-West Funds, including the Fund and its shareholders.
In its deliberations, the Board did not identify any single factor as being determinative. Rather, the Board’s approvals were based on each Director’s business judgment after a comprehensive consideration of the information as a whole. Individual Directors may have weighed certain factors differently and assigned varying degrees of materiality to information considered by the Board. The Independent Directors were assisted throughout the evaluation process by independent legal counsel.
Based upon its review of the Agreements and the information provided to it, the Board concluded that each Agreement was reasonable in light of the services performed, fees charged and such other matters as the Directors considered relevant in the exercise of their business judgment. The principal factors and conclusions that formed the basis for the Directors’ determinations to approve the continuation of the Agreements are discussed below.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided and to be provided to the Fund by GWCM and each Sub-Adviser (each, an “adviser”). Among other things, the Board considered, as applicable, each adviser’s organizational history, personnel, experience, resources and performance track record, its ability to provide or obtain such services as may be necessary in managing, acquiring and disposing of investments on behalf of the Fund, and its ability to provide research and to obtain and evaluate the economic, statistical and financial data relevant to the investment policies of the Fund. With respect to personnel, the Board noted that GWCM’s affiliate, Empower Retirement, LLC (“Empower”) provides employees, including various management professionals, who provide services on behalf of GWCM—which does not have its own employees—pursuant to an agreement between GWCM and Empower. (Each of Empower and GWCM is a wholly-owned subsidiary of Great-West Life & Annuity Insurance Company (“GWL&A”); references herein to personnel, services, activities and resources of GWCM should be understood generally as including Empower.)
The Board also reviewed, as applicable, the qualifications, education, experience, tenure and responsibilities of the senior personnel serving the Fund and the portfolio management teams responsible for the day-to-day management of the Fund, as well as each adviser’s efforts to attract, retain and motivate capable personnel to serve the Fund. In addition, the Board considered, as applicable, each adviser’s reputation for management of its investment strategies, its investment decision-making process, its disaster recovery procedures, including cybersecurity risk mitigation, its overall financial condition and ability to carry out its obligations to the Fund, its technical resources, operational capabilities and safeguards, and compliance policies and procedures, including for liquidity risk management oversight, as well as each Sub-Adviser’s practices regarding the selection and compensation of brokers and dealers for the execution of portfolio transactions and the procedures it uses for obtaining best execution of portfolio transactions. With respect to GWCM, the Board noted recent strategic initiatives, progress on implementation of an enhanced trade order management system and various other projects and GWCM’s efforts generally to ensure that third-party programs and vendors used to service the Fund—including for purposes of regulatory compliance support—are monitored effectively.
Consideration also was given to the fact that the Board meets with representatives of each Sub-Adviser and GWCM every year to discuss portfolio management strategies and performance. Additionally, the quality of each adviser’s communications with the Board, as well as the adviser’s responsiveness to the Board, were taken into account. Also considered was each adviser’s response to market volatility, changing circumstances in the mutual fund industry and investor sentiment, regulatory developments, economic indicators, monetary and fiscal policy developments and emerging issues. In this regard, the Board received information on the impacts of the COVID-19 pandemic and macroeconomic and geopolitical developments on each adviser generally and the Fund, and considered how monitoring and analysis of such developments informs each adviser’s performance of its respective services to the Fund.
The Board concluded that it was satisfied with the nature, extent and quality of the services provided to the Fund by GWCM and the Sub-Advisers.
Investment Performance
The Board received and considered information regarding the investment performance of the Fund. The Board reviewed performance information for the Fund’s Investor Class and Institutional Class as compared to its benchmark index and a “performance universe” of peer funds compiled by Broadridge, based on Lipper fund classifications. This performance data included, among other things, annualized returns for the one-, three-, five- and ten-year periods ended December 31, 2021 with respect to the Fund’s Investor Class, and for the Fund’s Institutional Class, annualized returns for the one-, three- and five-year periods ended December 31, 2021. In evaluating the performance of the Fund, the Board noted how the Fund performed relative to the returns of the benchmark index and performance universe. In addition, the Board noted that it had also received and discussed at periodic intervals information comparing the Fund’s performance to that of the benchmark index and to a peer group of funds.
The Board observed that although the annualized returns of the Fund’s Investor Class for the one-year period ended December 31, 2021 were in the fourth quintile of its performance universe (the first quintile being the best performers and the fifth quintile being the worst performers), the annualized returns of the Fund’s Investor Class for the three-, five- and ten-year periods ended December 31, 2021 were in the first, second and first quintiles, respectively, of its performance universe, outperforming its performance universe median for the three-, five- and ten-year periods. As to the Fund’s Institutional Class, the Board similarly observed that the annualized returns were in the fourth quintile of its performance universe for the one-year period ended December 31, 2021, but with annualized returns in the first quintile of its performance universe for each of the three- and five-year periods ended December 31, 2021. In addition, the Board observed that each class of the Fund outperformed its benchmark for all periods reviewed.

The Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus, and in the context of overall recent market conditions. In addition, the Board considered each Sub-Adviser’s investment decision-making process, the organization, composition and experience of its investment personnel and its portfolio risk controls, among other things, as well as its performance attribution commentary. Also relevant to the Board’s analysis were GWCM’s processes for overseeing and analyzing each Sub-Adviser’s performance, including GWCM’s systematic approach to performance monitoring.
The Board determined that it was satisfied with the explanations for, oversight of and information provided regarding the Fund’s investment performance.
Costs and Profitability
The Board considered the costs of services provided by GWCM and the Sub-Advisers from their relationships with the Fund. The Board also reviewed an analysis prepared by the Independent Consultant regarding the actual net advisory fee, sub-advisory fee, and advisory fee retained by GWCM for the Fund’s Investor Class and Institutional Class, as compared to share classes of other sub-advised funds within the same Morningstar peer group and publicly disclosed sub-advisory fees.
With respect to the costs of services, the Board considered the structure and the level of the investment management fees and other expenses payable by the Fund. In this regard, the Board noted that, effective May 1, 2017, the structure of the investment management fee payable by the Fund changed to a new structure in which GWCM is no longer responsible for paying the Fund’s operating expenses as part of the investment management fee. The Board noted that commensurate with this new fee structure, GWCM’s investment management fee decreased as much as, or more than, the cost of the Fund’s operating expenses as of December 31, 2015, and that the operating expenses of the Fund are paid directly by the Fund effective May 1, 2017, which should allow Fund shareholders to participate in potential economies of scale over time as the Fund’s assets grow and its expense ratio declines due to fixed operating expenses. The Board further noted that the new investment management fee would include breakpoints. In addition, the Board noted that GWCM has contractually agreed for a one-year renewable term, through April 30, 2023, to limit the fees and expenses of the Fund to the total expense ratio of the Fund as of December 31, 2015, and that in the future GWCM may increase the expense limit only with the approval of the Board.
The Board noted that GWCM, not the Fund, pays the sub-advisory fees to the Sub-Advisers and that such fees were negotiated at arm’s length between GWCM and each of the Sub-Advisers. In evaluating the management fee and total expense ratio of the Fund’s Investor and Institutional Classes, the Board considered the fees payable by and the total expense ratios of peer groups of funds managed by other investment advisers, as determined by Broadridge, based on Lipper fund classifications. Specifically, the Board considered for each class (i) the Fund’s management fee as provided in the Advisory Agreement (the “Contractual Management Fee”) in comparison to the contractual management fees of the peer group of funds and (ii) the Fund’s total expense ratio in comparison to the peer group funds’ total expense ratios (in all cases, net of any waivers, if applicable). In addition, the Board considered the Fund’s total expense ratio in comparison to the median expense ratios for all funds in the peer group. As part of its comprehensive evaluation, the Board also reviewed a report from the Independent Consultant assessing expenses in the context of performance.
The Board observed that the Fund’s Contractual Management Fee for each class was lower than the median contractual management fees of its respective peer group of funds. The Board also noted that the Fund’s total annual operating expense ratio for each class was below the median of its respective peer group, ranking in the second quintile of its respective peer group (with the first quintile being the lowest expenses and the fifth quintile being the highest expenses). In addition, the Board considered the Independent Consultant’s opinion that the Fund’s Contractual Management Fee and total annual operating expense ratio are reasonable.
The Board received information regarding the fees charged by GWCM to separate accounts and other products managed by GWCM and noted that GWCM does not manage other client accounts in the same investment style as the Fund. The Board also received information from Loomis Sayles regarding its standard institutional multi-sector bond strategy fee schedule, as disclosed in its Form ADV, as well as the fees charged by the Sub-Adviser for its own retail mutual fund and another bond fund managed in the same investment style as the Fund. As to Newfleet, the Board received information regarding its average fee for registered funds and other institutional accounts managed with a similar investment strategy. The Board noted that any fees charged by the Sub-Advisers to these other similar accounts and products appeared to be competitive with the fee charged to GWCM for the Fund.

The Board further considered the overall financial soundness of GWCM and the Sub-Advisers and the profits estimated to have been realized by GWCM and its affiliates and by the Sub-Advisers. The Board reviewed the financial statements and profitability information from GWCM and each Sub-Adviser.
With respect to GWCM’s profitability information, the Board considered the review undertaken by management in 2020 of the organization’s expense allocation methodology following an internal corporate restructuring and, following such review, GWCM’s determination to adjust the methodology used in determining profitability. In this connection, the Board took into account its prior discussions with management regarding the methodology as well as the analysis performed by an independent auditor, including the auditor’s conclusion that the methodology was reasonable. The Board also considered that there is no recognized standard or uniform methodology for determining profitability for this purpose. Furthermore, the Board noted that there are limitations inherent in allocating costs and calculating profitability for an organization such as GWCM, and that it is difficult to make comparisons of profitability between advisers because comparative information is not generally publicly available. The Board also noted its discussion with GWCM representatives at the March Meeting regarding the impact of the methodology adjustment to GWCM’s 2021 profitability and GWCM’s confirmation that no further methodology adjustments were made in 2021.
The Board also reviewed a report from the Independent Consultant comparing pre-tax investment management profitability margins for the latest fiscal year for certain publicly-traded advisers to fund complexes as compared to GWCM’s estimated complex-level profits. The Board considered that, while GWCM’s overall profitability is not unreasonable, profitability information is affected by numerous factors, including the adviser’s organization, capital structure and cost of capital, the types of funds it manages, its mix of business and the adviser’s assumptions regarding allocations of revenue and expenses.
Based on the information provided, the Board concluded that the costs of the services provided and the profits estimated to have been realized by GWCM and its affiliates and each Sub-Adviser were not unreasonable in relation to the nature, extent and quality of the services provided.
Economies of Scale
The Board received and considered information about the potential for GWCM to experience economies of scale in the provision of services to the Fund and the extent to which potential scale benefits are shared with shareholders. In evaluating economies of scale, the Board considered, among other things, the current level of management and sub-advisory fees payable by the Fund and GWCM, respectively, and whether those fees include breakpoints, as well as comparative fee information, the profitability and financial condition of GWCM, and the current level of Fund assets. The Board noted that GWCM shares potential economies of scale from its business in a variety of ways, including through fee waiver arrangements, services that benefit shareholders, competitive management fee rates set at the outset, and investments in the business intended to enhance services available to the Fund and shareholders. In its evaluation, the Board noted that the management fee schedule contained breakpoints that would reduce the management fee rate on assets above specified levels as the Fund’s assets increased. In this connection, the Board also considered the data provided by the Independent Consultant, reflecting metrics it developed, regarding the portion of the management fee retained by GWCM, which indicated that such portion was below that of the Fund’s peer group.
Based on the information provided, the Board concluded that GWCM’s arrangements with respect to the Fund constituted a reasonable approach to sharing potential economies of scale with the Fund and its shareholders.
Other Factors
The Board received and considered information regarding ancillary benefits derived or to be derived by GWCM or each Sub-Adviser from their relationships with the Fund as part of the total mix of information evaluated by the Board. In this regard, the Board noted the statement by Loomis Sayles that it may from time to time use the performance of various funds in marketing its separate account investment advisory services, an ancillary benefit that the Sub-Adviser does not believe is material. With respect to Newfleet, the Board noted that the Sub-Adviser does not expect to receive any indirect “fall-out” benefits from managing its allocated portion of the Fund’s portfolio.
The Board also noted where services were provided to the Fund by affiliates of GWCM, including, in particular, the various recordkeeping, administrative and shareholder services provided by Empower pursuant to a shareholder services agreement, effective April 29, 2020 (the “Shareholder Services Agreement”). The Board considered its assessment, as part of the Board’s annual contract review process, of the services provided by and fees paid under the Shareholder Services Agreement—an assessment that included, among other things, reviews of: service metrics data; the nature and quality of shareholder services; fees retained by Empower and those paid to third-party providers; and Empower’s estimated profitability on shareholder services fees from the Fund.
In addition to the foregoing arrangements, the Board took into account the fact that the Fund is used as a funding vehicle under variable life and annuity contracts offered by insurance companies affiliated with GWCM and as a funding vehicle under retirement plans for which affiliates of GWCM may provide various retirement plan services. Additionally, the Board considered the extent to which GWL&A and/or its affiliated insurance companies may receive benefits under the federal income tax laws with respect to tax deductions and credits, and evaluated information provided by GWCM in this regard.
The Board concluded that the Fund’s management and sub-advisory fees were reasonable, taking into account any ancillary benefits derived by GWCM, its affiliates or the Sub-Advisers.
Conclusion
Based upon all the information considered and the conclusions reached, the Board determined that the terms of each Agreement continue to be reasonable and that the continuation of the Agreements is in the best interests of the Fund.

ITEM 2.	CODE OF ETHICS.
Not required in filing.
ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not required in filing.
ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not required in filing.
ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.
ITEM 6.	INVESTMENTS.
(a)  The schedule is included as part of the report to shareholders filed under Item 1 of this Form.
(b)  Not applicable.
ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 9.	PURCHASE OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
Not applicable.
ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K.
ITEM 11.	CONTROLS AND PROCEDURES.
(a)   The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.
(b)   The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.
ITEM 12.	DISCLOSURE OF LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.
ITEM 13.	EXHIBITS.
(a)  (1) Not required in filing.
(2) A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto.
(3) Not applicable.
(4) Not applicable.
(b)   A separate certification for each principal executive and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940 is attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
GREAT-WEST FUNDS, INC.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
By:	/s/ Jonathan D. Kreider

Jonathan D. Kreider
President & Chief Executive Officer
Date:August 23, 2022
By:	/s/ Kelly B. New

Kelly B. New
Treasurer
Date:August 23, 2022